UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Growth Fund

August 31, 2018

ZDG-QTLY-1018
1.9881576.101

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 3.4%
Aptiv PLC	3,200	$281,632
Lear Corp.	710	115,162
Visteon Corp. (a)	1,400	154,546
		551,340
Distributors - 0.8%
Pool Corp.	800	131,408
Diversified Consumer Services - 1.9%
Service Corp. International	4,260	178,750
Weight Watchers International, Inc. (a)	1,600	119,840
		298,590
Hotels, Restaurants & Leisure - 3.0%
Domino's Pizza, Inc.	600	179,136
Wyndham Destinations, Inc.	2,852	126,058
Wyndham Hotels & Resorts, Inc.	3,160	179,330
		484,524
Household Durables - 0.9%
NVR, Inc. (a)	53	141,428
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)	1,900	103,189
Media - 0.9%
Live Nation Entertainment, Inc. (a)	3,000	149,040
Multiline Retail - 2.0%
Dollar General Corp.	1,720	185,296
Dollar Tree, Inc. (a)	1,707	137,431
		322,727
Specialty Retail - 1.7%
Ross Stores, Inc.	2,900	277,762
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	1,000	105,930
VF Corp.	1,830	168,598
		274,528

TOTAL CONSUMER DISCRETIONARY		2,734,536

CONSUMER STAPLES - 3.2%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	2,700	140,994
Monster Beverage Corp. (a)	900	54,801
		195,795
Food Products - 1.0%
The Hershey Co.	1,610	161,837
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	478	66,977
Herbalife Nutrition Ltd. (a)	1,600	90,544
		157,521

TOTAL CONSUMER STAPLES		515,153

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Andeavor	1,200	183,348
FINANCIALS - 8.7%
Banks - 2.3%
Citizens Financial Group, Inc.	6,900	284,004
Huntington Bancshares, Inc.	5,350	86,724
		370,728
Capital Markets - 6.1%
Ameriprise Financial, Inc.	1,555	220,748
E*TRADE Financial Corp. (a)	2,200	129,492
MarketAxess Holdings, Inc.	300	56,946
Moody's Corp.	1,600	284,832
MSCI, Inc.	1,100	198,286
S&P Global, Inc.	452	93,587
		983,891
Insurance - 0.3%
Progressive Corp.	800	54,024

TOTAL FINANCIALS		1,408,643

HEALTH CARE - 15.9%
Health Care Equipment & Supplies - 4.2%
Edwards Lifesciences Corp. (a)	1,800	259,632
Intuitive Surgical, Inc. (a)	175	98,000
ResMed, Inc.	2,900	323,089
		680,721
Health Care Providers & Services - 5.2%
Centene Corp. (a)	2,000	292,960
Laboratory Corp. of America Holdings (a)	600	103,722
Wellcare Health Plans, Inc. (a)	1,500	453,855
		850,537
Health Care Technology - 1.0%
Cerner Corp. (a)	2,439	158,803
Life Sciences Tools & Services - 4.3%
Charles River Laboratories International, Inc. (a)	1,800	222,318
Illumina, Inc. (a)	98	34,773
Mettler-Toledo International, Inc. (a)	400	233,784
Waters Corp. (a)	1,065	201,796
		692,671
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	700	119,644
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,200	73,312
		192,956

TOTAL HEALTH CARE		2,575,688

INDUSTRIALS - 14.6%
Aerospace & Defense - 3.3%
Huntington Ingalls Industries, Inc.	1,500	366,705
TransDigm Group, Inc.	500	175,000
		541,705
Airlines - 0.4%
Alaska Air Group, Inc.	1,050	70,865
Building Products - 0.5%
Masco Corp.	2,300	87,331
Commercial Services & Supplies - 2.5%
Cintas Corp.	1,100	234,707
KAR Auction Services, Inc.	2,600	162,994
		397,701
Electrical Equipment - 2.2%
AMETEK, Inc.	1,800	138,528
Fortive Corp.	2,640	221,707
		360,235
Industrial Conglomerates - 2.7%
ITT, Inc.	1,900	112,309
Roper Technologies, Inc.	1,100	328,207
		440,516
Machinery - 1.8%
IDEX Corp.	1,180	180,788
Toro Co.	1,682	102,249
		283,037
Professional Services - 1.2%
Equifax, Inc.	1,420	190,237

TOTAL INDUSTRIALS		2,371,627

INFORMATION TECHNOLOGY - 34.6%
Communications Equipment - 1.6%
F5 Networks, Inc. (a)	1,400	264,768
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	2,320	219,426
IPG Photonics Corp. (a)	800	140,384
		359,810
Internet Software & Services - 4.1%
Akamai Technologies, Inc. (a)	2,200	165,308
LogMeIn, Inc.	500	42,975
VeriSign, Inc. (a)	2,900	459,969
		668,252
IT Services - 8.4%
Adyen BV (b)	100	70,109
Amdocs Ltd.	1,132	73,897
Fiserv, Inc. (a)	4,100	328,287
FleetCor Technologies, Inc. (a)	460	98,320
Genpact Ltd.	596	18,261
Global Payments, Inc.	1,380	171,920
Paychex, Inc.	498	36,479
Total System Services, Inc.	5,400	524,556
Worldpay, Inc. (a)	400	38,956
		1,360,785
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	1,900	187,815
Broadcom, Inc.	170	37,235
KLA-Tencor Corp.	1,670	194,071
Lam Research Corp.	950	164,436
Microchip Technology, Inc.	2,700	232,281
ON Semiconductor Corp. (a)	15,700	335,038
Skyworks Solutions, Inc.	2,300	209,990
		1,360,866
Software - 9.9%
Adobe Systems, Inc. (a)	410	108,039
Black Knight, Inc. (a)	2,500	133,500
Check Point Software Technologies Ltd. (a)	1,234	143,378
Citrix Systems, Inc. (a)	3,500	399,070
Electronic Arts, Inc. (a)	900	102,069
Intuit, Inc.	319	70,011
Parametric Technology Corp. (a)	1,500	149,910
Red Hat, Inc. (a)	1,300	192,049
Take-Two Interactive Software, Inc. (a)	2,300	307,188
		1,605,214

TOTAL INFORMATION TECHNOLOGY		5,619,695

MATERIALS - 2.3%
Chemicals - 2.3%
Eastman Chemical Co.	339	32,893
Sherwin-Williams Co.	175	79,727
The Chemours Co. LLC	2,740	119,464
The Scotts Miracle-Gro Co. Class A	656	49,016
Westlake Chemical Corp.	960	90,787
		371,887
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
CoreSite Realty Corp.	1,410	164,223
Equity Lifestyle Properties, Inc.	1,490	144,351
Extra Space Storage, Inc.	920	84,833
		393,407
TOTAL COMMON STOCKS
(Cost $15,392,481)		16,173,984

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.97% (c)
(Cost $304,814)	304,753	304,814
TOTAL INVESTMENT IN SECURITIES - 101.6%
(Cost $15,697,295)		16,478,798
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(254,115)
NET ASSETS - 100%		$16,224,683

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,109 or 0.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,225
Total	$3,225

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Company Fund

August 31, 2018

GCF-QTLY-1018
1.805820.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.9%
Automobiles - 1.0%
Tesla, Inc. (a)(b)	1,699,233	$512,591
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	129,239	61,412
Hilton Worldwide Holdings, Inc.	263,963	20,489
Huazhu Group Ltd. ADR	545,931	18,791
Hyatt Hotels Corp. Class A	216,233	16,728
Las Vegas Sands Corp.	771,611	50,479
Marriott International, Inc. Class A	119,460	15,108
McDonald's Corp.	292,987	47,531
Shake Shack, Inc. Class A (a)	175,982	10,638
Starbucks Corp.	2,241,077	119,786
U.S. Foods Holding Corp. (a)	304,168	9,913
Yum China Holdings, Inc.	1,240,738	47,992
Yum! Brands, Inc.	120,587	10,478
		429,345
Household Durables - 0.8%
iRobot Corp. (a)(b)	1,109,100	125,883
Roku, Inc.	3,579,213	212,927
Roku, Inc. Class A	507,156	30,171
Sony Corp. sponsored ADR	123,984	7,046
		376,027
Internet & Direct Marketing Retail - 10.3%
Amazon.com, Inc. (a)	1,671,151	3,363,542
Blue Apron Holdings, Inc. Class B (a)	2,211,569	4,467
Ctrip.com International Ltd. ADR (a)	542,154	21,225
Expedia, Inc.	295,353	38,544
JD.com, Inc. sponsored ADR (a)	3,590,538	112,384
Netflix, Inc. (a)	1,934,440	711,255
Start Today Co. Ltd.	370,300	12,764
The Booking Holdings, Inc. (a)	99,498	194,175
The Honest Co., Inc. (a)(c)(d)	39,835	458
Wayfair LLC Class A (a)	3,665,612	495,481
		4,954,295
Leisure Products - 0.1%
Callaway Golf Co.	1,883,753	42,968
Media - 0.6%
Comcast Corp. Class A	2,734,005	101,131
Lions Gate Entertainment Corp.:
Class A (b)	96,164	2,262
Class B	83,153	1,867
Live Nation Entertainment, Inc. (a)	935,820	46,492
The Walt Disney Co.	1,443,994	161,756
Turn, Inc. (Escrow) (a)(c)(d)	984,774	655
		314,163
Multiline Retail - 0.4%
Dollar General Corp.	269,523	29,036
Dollar Tree, Inc. (a)	803,348	64,678
Target Corp.	1,155,987	101,149
		194,863
Specialty Retail - 1.6%
Best Buy Co., Inc.	41,200	3,278
Home Depot, Inc.	1,885,067	378,465
L Brands, Inc.	133,596	3,531
Lowe's Companies, Inc.	1,340,552	145,785
RH (a)(b)	1,027,065	163,303
TJX Companies, Inc.	647,709	71,229
		765,591
Textiles, Apparel & Luxury Goods - 6.2%
adidas AG	3,662,692	913,641
Arlo Technologies, Inc.	2,047,985	40,407
Canada Goose Holdings, Inc. (a)	1,021,363	62,041
Carbon Black, Inc. (b)	70,276	1,780
Cibus Global Ltd. Series C (c)(d)(e)	4,523,810	9,500
Homology Medicines, Inc.	712,521	11,270
Kering SA	250,952	136,325
lululemon athletica, Inc. (a)(f)	7,537,043	1,167,714
NIKE, Inc. Class B	2,333,381	191,804
Pinduoduo, Inc. ADR (b)	631,923	12,228
Rubius Therapeutics, Inc.	1,865,277	42,170
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	8,740,066	257,657
Sonos, Inc. (b)	76,337	1,470
Tory Burch LLC:
Class A (c)(d)(e)	950,844	70,752
Class B (c)(d)(e)	324,840	25,422
Under Armour, Inc. Class C (non-vtg.) (a)	140,104	2,658
VF Corp.	372,827	34,349
		2,981,188

TOTAL CONSUMER DISCRETIONARY		10,571,031

CONSUMER STAPLES - 4.1%
Beverages - 1.8%
Fever-Tree Drinks PLC	1,789,810	86,388
Keurig Dr. Pepper, Inc.	3,098,248	70,640
Monster Beverage Corp. (a)	6,258,411	381,075
PepsiCo, Inc.	902,963	101,141
The Coca-Cola Co.	4,740,884	211,301
		850,545
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc.	807,327	23,816
Costco Wholesale Corp.	1,074,526	250,504
Kroger Co.	4,800,190	151,206
		425,526
Food Products - 0.3%
Kellogg Co.	80,512	5,780
Lamb Weston Holdings, Inc.	763,295	51,599
Mondelez International, Inc.	1,158,224	49,479
The Hershey Co.	206,092	20,716
The Kraft Heinz Co.	249,972	14,566
		142,140
Household Products - 0.2%
Church & Dwight Co., Inc.	732,643	41,453
Colgate-Palmolive Co.	314,371	20,877
Kimberly-Clark Corp.	89,796	10,375
		72,705
Personal Products - 0.4%
Coty, Inc. Class A	5,786,243	71,518
Godrej Consumer Products Ltd.	301,051	6,157
Herbalife Nutrition Ltd. (a)	1,588,269	89,880
Unilever NV (Certificaten Van Aandelen) (Bearer)	618,832	35,584
		203,139
Tobacco - 0.5%
Altria Group, Inc.	2,644,677	154,766
JUUL Labs, Inc. Class A (c)(d)	44,067	7,899
Philip Morris International, Inc.	1,164,994	90,741
		253,406

TOTAL CONSUMER STAPLES		1,947,461

ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	1,853,343	61,105
Halliburton Co.	472,611	18,852
		79,957
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.	236,497	15,230
Cabot Oil & Gas Corp.	1,319,360	31,440
Concho Resources, Inc. (a)	443,033	60,762
Continental Resources, Inc. (a)	429,730	28,341
Devon Energy Corp.	270,379	11,607
EOG Resources, Inc.	1,910,532	225,882
Hess Corp.	608,184	40,955
Noble Energy, Inc.	1,240,807	36,877
Oasis Petroleum, Inc. (a)	31,400	423
Occidental Petroleum Corp.	651,770	52,057
PDC Energy, Inc. (a)	386,143	20,346
Pioneer Natural Resources Co.	690,073	120,556
Reliance Industries Ltd.	5,022,380	87,825
Valero Energy Corp.	467,990	55,167
		787,468

TOTAL ENERGY		867,425

FINANCIALS - 2.4%
Banks - 0.9%
Bank of America Corp.	2,015,901	62,352
Citigroup, Inc.	544,806	38,812
HDFC Bank Ltd. sponsored ADR	1,232,236	124,789
JPMorgan Chase & Co.	1,355,451	155,308
Signature Bank	68,845	7,968
Wells Fargo & Co.	624,686	36,532
		425,761
Capital Markets - 1.2%
BlackRock, Inc. Class A	356,159	170,622
BM&F BOVESPA SA	820,097	4,381
Charles Schwab Corp.	6,590,400	334,726
Edelweiss Financial Services Ltd.	7,060,364	27,867
T. Rowe Price Group, Inc.	380,090	44,049
		581,645
Consumer Finance - 0.3%
American Express Co.	1,167,715	123,754
Discover Financial Services	131,115	10,243
		133,997
Diversified Financial Services - 0.0%
Allakos, Inc. (a)	131,148	5,094
Neon Therapeutics, Inc.	152,841	1,807
Neon Therapeutics, Inc.	889,854	9,466
		16,367
Insurance - 0.0%
Hiscox Ltd.	371,400	8,113

TOTAL FINANCIALS		1,165,883

HEALTH CARE - 17.0%
Biotechnology - 11.5%
AbbVie, Inc.	1,291,347	123,943
ACADIA Pharmaceuticals, Inc. (a)(f)	6,842,991	97,307
Agios Pharmaceuticals, Inc. (a)	2,278,512	183,921
Alexion Pharmaceuticals, Inc. (a)	1,298,359	158,711
Alkermes PLC (a)(f)	9,142,210	409,937
Alnylam Pharmaceuticals, Inc. (a)(f)	5,046,957	619,110
Amgen, Inc.	1,120,265	223,840
AnaptysBio, Inc. (a)	397,477	35,232
Argenx SE ADR (a)	76,422	7,171
Array BioPharma, Inc. (a)	5,353,763	83,358
Arsanis, Inc. (a)	78,708	180
aTyr Pharma, Inc. (a)(f)	2,210,600	1,596
BeiGene Ltd.	1,791,453	24,263
BeiGene Ltd. ADR (a)	2,173,541	385,869
Biogen, Inc. (a)	365,323	129,138
bluebird bio, Inc. (a)	2,668,619	449,129
Blueprint Medicines Corp. (a)	332,237	25,473
Calyxt, Inc. (a)(b)(f)	1,694,787	28,693
Celgene Corp. (a)	892,162	84,265
Cellectis SA sponsored ADR (a)	836,298	24,646
Chimerix, Inc. (a)	1,069,935	4,269
Coherus BioSciences, Inc. (a)	1,906,475	38,415
Constellation Pharmaceuticals, Inc.	203,599	2,119
Constellation Pharmaceuticals, Inc.	423,827	3,971
Crinetics Pharmaceuticals, Inc. (a)	209,977	6,297
CytomX Therapeutics, Inc. (a)	996,219	22,405
CytomX Therapeutics, Inc. (a)(g)	794,033	17,858
Denali Therapeutics, Inc. (a)(b)	695,423	13,651
Editas Medicine, Inc. (a)	301,033	9,883
Evelo Biosciences, Inc.	639,220	8,610
Evelo Biosciences, Inc.	909,286	11,636
Exact Sciences Corp. (a)	270,946	20,291
Exelixis, Inc. (a)	10,961,209	205,961
Fate Therapeutics, Inc. (a)(b)	2,303,071	29,687
Five Prime Therapeutics, Inc. (a)	1,436,131	20,106
Global Blood Therapeutics, Inc. (a)	1,290,898	63,189
Heron Therapeutics, Inc. (a)	2,284,681	88,074
Homology Medicines, Inc. (a)(b)	436,602	7,269
Intellia Therapeutics, Inc. (a)(b)	792,590	24,515
Intercept Pharmaceuticals, Inc. (a)	134,949	15,087
Ionis Pharmaceuticals, Inc. (a)(f)	7,490,064	342,221
Ironwood Pharmaceuticals, Inc. Class A (a)	4,742,190	91,240
Jounce Therapeutics, Inc. (a)(b)	449,204	3,526
Kiniksa Pharmaceuticals Ltd.	304,279	6,371
Lexicon Pharmaceuticals, Inc. (a)(b)(f)	6,814,203	78,840
Macrogenics, Inc. (a)	199,716	4,368
Momenta Pharmaceuticals, Inc. (a)(f)	5,085,023	134,753
Protagonist Therapeutics, Inc. (a)	824,088	7,936
Prothena Corp. PLC (a)	1,756,647	26,736
Regeneron Pharmaceuticals, Inc. (a)	632,002	257,067
Rigel Pharmaceuticals, Inc. (a)(f)	11,595,848	39,542
Rubius Therapeutics, Inc.	1,086,275	27,287
Sage Therapeutics, Inc. (a)	2,092,748	343,755
Sarepta Therapeutics, Inc. (a)	161,127	22,242
Scholar Rock Holding Corp.	227,518	3,870
Scholar Rock Holding Corp.	470,781	7,608
Seres Therapeutics, Inc. (a)(b)	1,253,898	11,009
Seres Therapeutics, Inc. (a)(g)	572,827	5,029
Sienna Biopharmaceuticals, Inc. (a)(b)(f)	820,217	13,665
Sienna Biopharmaceuticals, Inc. (f)(g)	564,045	9,397
Spark Therapeutics, Inc. (a)	807,834	49,771
Syros Pharmaceuticals, Inc. (a)(f)	1,229,752	15,114
Syros Pharmaceuticals, Inc. (a)(f)(g)	938,007	11,528
Translate Bio, Inc. (f)	412,503	4,377
Translate Bio, Inc. (f)	1,993,527	19,036
Ultragenyx Pharmaceutical, Inc. (a)	664,167	56,275
uniQure B.V. (a)	851,790	36,141
UNITY Biotechnology, Inc. (b)	633,077	12,066
UNITY Biotechnology, Inc.	1,193,604	21,613
Vertex Pharmaceuticals, Inc. (a)	368,098	67,877
Wuxi Biologics (Cayman), Inc. (a)	4,144,000	40,919
Xencor, Inc. (a)	1,257,810	52,564
Zai Lab Ltd. ADR (b)	1,333,066	30,301
		5,563,119
Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	566,010	37,832
Align Technology, Inc. (a)	126,466	48,878
Boston Scientific Corp. (a)	1,860,469	66,158
Danaher Corp.	1,218,076	126,120
DexCom, Inc. (a)	841,571	121,506
Genmark Diagnostics, Inc. (a)	1,467,297	12,560
Insulet Corp. (a)	1,976,697	206,110
Intuitive Surgical, Inc. (a)	450,451	252,253
Novocure Ltd. (a)	3,232,727	145,634
Novocure Ltd. (a)(g)	571,461	25,744
Penumbra, Inc. (a)	1,138,507	158,082
Presbia PLC (a)(f)	1,266,185	2,266
Wright Medical Group NV (a)	377,600	10,943
		1,214,086
Health Care Providers & Services - 0.7%
G1 Therapeutics, Inc. (a)	345,244	20,949
Humana, Inc.	59,419	19,802
Neuronetics, Inc.	97,632	3,227
OptiNose, Inc. (f)	1,175,909	17,486
OptiNose, Inc. (f)(g)	992,571	14,760
UnitedHealth Group, Inc.	1,006,437	270,188
		346,412
Health Care Technology - 0.2%
athenahealth, Inc. (a)	405,160	62,354
Castlight Health, Inc. Class B (a)	2,115,205	6,346
Cerner Corp. (a)	200,005	13,022
Teladoc Health, Inc. (a)	414,627	32,154
		113,876
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	49,135	17,435
Pharmaceuticals - 2.0%
Adimab LLC (c)(d)(e)	3,162,765	128,503
Akcea Therapeutics, Inc. (a)(b)(f)	5,212,420	137,660
Bristol-Myers Squibb Co.	1,037,752	62,836
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(e)(h)	46,864	23,900
Intra-Cellular Therapies, Inc. (a)(f)	3,900,861	85,585
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	178,600	1,729
Kolltan Pharmaceuticals, Inc. rights (a)(d)	7,940,644	0
MyoKardia, Inc. (a)	1,456,062	89,766
Nektar Therapeutics (a)	4,151,873	276,058
Rhythm Pharmaceuticals, Inc.	460,553	14,507
RPI International Holdings LP (a)(c)(d)	130,847	19,636
Stemcentrx, Inc. rights 12/31/21 (a)(d)	2,065,715	3,780
The Medicines Company (a)	2,016,280	79,865
Theravance Biopharma, Inc. (a)	1,077,426	31,213
		955,038

TOTAL HEALTH CARE		8,209,966

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	441,167	141,354
Northrop Grumman Corp.	55,557	16,583
Space Exploration Technologies Corp. Class A (a)(c)(d)	418,210	70,677
The Boeing Co.	697,331	239,038
United Technologies Corp.	426,120	56,120
		523,772
Air Freight & Logistics - 0.3%
FedEx Corp.	83,447	20,357
United Parcel Service, Inc. Class B	908,651	111,655
		132,012
Airlines - 1.0%
Allegiant Travel Co.	62,806	8,557
Azul SA sponsored ADR (a)	444,707	7,480
Delta Air Lines, Inc.	749,797	43,848
InterGlobe Aviation Ltd. (g)	187,293	2,450
JetBlue Airways Corp. (a)	4,419,495	84,324
Ryanair Holdings PLC sponsored ADR (a)	461,423	47,005
Southwest Airlines Co.	2,057,859	126,147
Spirit Airlines, Inc. (a)	291,559	13,855
United Continental Holdings, Inc. (a)	468,469	40,954
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	6,703,518	10,592
Series C (a)(c)(d)(e)	3,466,281	5,477
Wizz Air Holdings PLC (a)(g)	2,813,784	115,676
		506,365
Construction & Engineering - 0.0%
Fluor Corp.	431,796	24,789
Electrical Equipment - 0.3%
AMETEK, Inc.	165,623	12,746
Eaton Corp. PLC	398,264	33,112
Emerson Electric Co.	457,208	35,082
Fortive Corp.	712,328	59,821
		140,761
Industrial Conglomerates - 0.7%
3M Co.	630,043	132,889
Honeywell International, Inc.	1,183,288	188,214
		321,103
Machinery - 1.1%
Aumann AG (g)	228,066	16,969
Caterpillar, Inc.	1,197,976	166,339
Cummins, Inc.	249,425	35,368
Deere & Co.	666,049	95,778
Illinois Tool Works, Inc.	272,326	37,821
Ingersoll-Rand PLC	127,262	12,890
Rational AG	24,573	19,595
Wabtec Corp. (b)	288,555	31,256
WashTec AG	110,026	10,677
Xylem, Inc.	1,138,875	86,452
		513,145
Professional Services - 0.0%
CoStar Group, Inc. (a)	25,911	11,457
Road & Rail - 0.3%
Union Pacific Corp.	1,033,900	155,726

TOTAL INDUSTRIALS		2,329,130

INFORMATION TECHNOLOGY - 44.5%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	144,712	43,266
Infinera Corp. (a)(f)	11,563,469	103,493
NETGEAR, Inc. (a)(f)	1,895,361	134,286
		281,045
Electronic Equipment & Components - 0.2%
Cognex Corp.	50,886	2,738
IPG Photonics Corp. (a)	17,002	2,984
TE Connectivity Ltd.	104,372	9,569
Trimble, Inc. (a)	1,652,460	69,569
		84,860
Internet Software & Services - 11.9%
2U, Inc. (a)	762,988	68,181
Actua Corp. (d)(f)	1,785,013	1,125
Alibaba Group Holding Ltd. sponsored ADR (a)	1,081,234	189,227
Alphabet, Inc.:
Class A (a)	1,519,709	1,871,978
Class C (a)	808,328	984,697
Apptio, Inc. Class A (a)	1,202,887	46,672
CarGurus, Inc. Class A	51,555	2,543
DocuSign, Inc. (b)	121,214	7,569
Dropbox, Inc.:
Class A (a)(b)	211,459	5,678
Class B	736,721	19,781
eBay, Inc. (a)	492,733	17,053
Etsy, Inc. (a)	184,375	8,977
Facebook, Inc. Class A (a)	7,571,392	1,330,521
Match Group, Inc. (a)(b)	208,162	10,419
MongoDB, Inc.	956,702	68,844
MongoDB, Inc. Class A	56,007	4,030
NetEase, Inc. ADR	202,192	39,975
New Relic, Inc. (a)	430,837	44,273
Nutanix, Inc.:
Class A (a)	6,031,729	339,707
Class B (a)(g)	1,151,309	64,842
Shopify, Inc. Class A (a)	3,282,996	477,632
Tencent Holdings Ltd.	1,254,700	53,936
Twitter, Inc. (a)	468,975	16,499
Wix.com Ltd. (a)	592,154	65,788
		5,739,947
IT Services - 3.8%
Adyen BV (g)	23,682	16,603
Cognizant Technology Solutions Corp. Class A	900,648	70,638
IBM Corp.	223,278	32,706
MasterCard, Inc. Class A	2,132,811	459,749
PayPal Holdings, Inc. (a)	5,031,093	464,521
Square, Inc. (a)	2,672,428	236,884
Visa, Inc. Class A	3,807,406	559,270
		1,840,371
Semiconductors & Semiconductor Equipment - 9.4%
Advanced Micro Devices, Inc.(a)	8,330,901	209,689
Applied Materials, Inc.	284,858	12,255
ASML Holding NV	266,321	54,609
Broadcom, Inc.	218,165	47,785
Cirrus Logic, Inc. (a)	823,071	36,174
Cree, Inc. (a)	1,713,544	82,439
Intel Corp.	75,246	3,644
KLA-Tencor Corp.	216,090	25,112
Marvell Technology Group Ltd.	1,683,826	34,822
Micron Technology, Inc. (a)	459,312	24,123
NVIDIA Corp.	12,375,475	3,473,545
Qorvo, Inc. (a)	182,399	14,608
Renesas Electronics Corp. (a)	893,400	6,754
Silicon Laboratories, Inc. (a)(f)	3,164,113	310,083
Skyworks Solutions, Inc.	109,729	10,018
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,126,937	49,134
Texas Instruments, Inc.	1,527,009	171,636
		4,566,430
Software - 12.3%
Activision Blizzard, Inc.	6,906,994	497,994
Adobe Systems, Inc. (a)	1,670,164	440,105
Aspen Technology, Inc. (a)	329,767	38,042
Atlassian Corp. PLC (a)	442,150	39,798
Autodesk, Inc. (a)	1,405,474	216,935
Avalara, Inc. (b)	61,139	2,262
Black Knight, Inc. (a)	491,985	26,272
Domo, Inc.	199,393	4,219
Electronic Arts, Inc. (a)	1,483,063	168,194
HubSpot, Inc. (a)	1,589,433	228,402
Intuit, Inc.	541,145	118,765
Microsoft Corp.	12,114,745	1,360,849
Nintendo Co. Ltd.	110,500	39,774
Oracle Corp.	950,612	46,181
Parametric Technology Corp. (a)	1,866,196	186,508
Paylocity Holding Corp. (a)	144,516	11,480
Pivotal Software, Inc.	522,403	14,497
Pluralsight, Inc.	255,232	8,721
Proofpoint, Inc. (a)	441,005	52,325
Red Hat, Inc. (a)	3,433,908	507,291
RingCentral, Inc. (a)	55,995	5,216
Salesforce.com, Inc. (a)	10,080,432	1,539,080
Snap, Inc. Class A (a)(b)	11,895,335	129,659
Tenable Holdings, Inc.	79,925	2,650
Zendesk, Inc. (a)	2,080,698	143,339
Zscaler, Inc. (a)(b)	2,551,985	109,199
		5,937,757
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	12,088,977	2,751,814
NetApp, Inc.	336,815	29,239
Pure Storage, Inc. Class A (a)	7,470,503	200,508
Samsung Electronics Co. Ltd.	979,935	42,567
		3,024,128

TOTAL INFORMATION TECHNOLOGY		21,474,538

MATERIALS - 0.5%
Chemicals - 0.5%
CF Industries Holdings, Inc.	1,335,307	69,369
DowDuPont, Inc.	1,597,068	112,002
LG Chemical Ltd.	110,617	36,298
LyondellBasell Industries NV Class A	118,158	13,326
The Mosaic Co.	252,259	7,888
The Scotts Miracle-Gro Co. Class A	187,669	14,023
		252,906
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	688,591	102,683
Ant International Co. Ltd. Class C (c)(d)	1,658,265	9,303
		111,986
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	822,668	44,728
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	2,674,868	176,648

TOTAL TELECOMMUNICATION SERVICES		221,376

TOTAL COMMON STOCKS
(Cost $19,471,253)		47,151,702

Preferred Stocks - 2.1%
Convertible Preferred Stocks - 2.0%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(e)	61,485	9,712
Topgolf International, Inc. Series F (c)(d)	819,532	12,400
		22,112
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)(d)	92,950	1,822
Series D (a)(c)(d)	69,363	1,360
		3,182
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	2,549,928	36,821
Textiles, Apparel & Luxury Goods - 0.0%
ORIC Pharmaceuticals, Inc. Series C (c)(d)	1,416,666	4,250
TOTAL CONSUMER DISCRETIONARY		66,365
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	1,060,308	6,716
Tobacco - 0.0%
JUUL Labs, Inc. Series E (c)(d)	22,033	3,949
TOTAL CONSUMER STAPLES		10,665
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	863,631	8,099
HEALTH CARE - 1.0%
Biotechnology - 0.8%
10X Genomics, Inc.:
Series C (a)(c)(d)	2,505,940	23,982
Series D (c)(d)	364,100	3,484
23andMe, Inc. Series F (c)(d)	590,383	10,243
Axcella Health, Inc. Series C (a)(c)(d)	536,592	6,933
BioNTech AG Series A (c)(d)	114,025	33,406
Fulcrum Therapeutics, Inc. Series B (c)(d)	2,308,437	4,617
Generation Bio Series B (c)(d)	831,800	7,607
Immunocore Ltd. Series A (a)(c)(d)	67,323	8,849
Intarcia Therapeutics, Inc.:
Series CC (a)(c)(d)	1,051,411	63,085
Series DD (a)(c)(d)	1,543,687	92,621
Kaleido Biosciences, Inc. Series C, (c)(d)	729,738	7,290
Moderna Therapeutics, Inc.:
Series B (a)(c)(d)	242,837	2,443
Series C (a)(c)(d)	554,903	5,582
Series D (a)(c)(d)	4,688,230	47,164
Series E (a)(c)(d)	5,651,170	56,851
Series F (a)(c)(d)	140,212	1,411
		375,568
Health Care Equipment & Supplies - 0.0%
Shockwave Medical, Inc. Series C (c)(d)	5,413,080	7,254
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(c)(d)	2,790,742	19,942
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	589,863	2,737
Series B 8.00% (a)(c)(d)	1,917,058	8,895
Series C, 8.00% (c)(d)	2,688,186	12,473
		24,105
Pharmaceuticals - 0.1%
Harmony Biosciences II, Inc. Series A (c)(d)	10,934,380	10,934
Nohla Therapeutics, Inc. Series B (c)(d)	9,124,200	4,161
		15,095
TOTAL HEALTH CARE		441,964
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	216,276	36,551
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	5,833,137	29,224
TOTAL INDUSTRIALS		65,775
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.6%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	7,578,338	344
Lyft, Inc. Series I (c)(d)	772,439	36,578
Reddit, Inc. Series B (a)(c)(d)	384,303	13,228
Starry, Inc.:
Series B (a)(c)(d)	9,869,159	9,099
Series C (c)(d)	5,234,614	4,826
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	4,770,180	232,642
Series E, 8.00% (a)(c)(d)	209,216	10,203
		306,920
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	923,523	891
Software - 0.2%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	1,429,726	15,727
Dataminr, Inc. Series D (a)(c)(d)	1,773,901	35,301
Outset Medical, Inc.:
Series C (a)(c)(d)	1,244,716	3,871
Series D (c)(d)	1,525,901	4,746
Taboola.Com Ltd. Series E (a)(c)(d)	1,337,420	25,625
		85,270
TOTAL INFORMATION TECHNOLOGY		393,081
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	699,106	895

TOTAL CONVERTIBLE PREFERRED STOCKS		986,844

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	1,874,400	19,452
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	464,607	3,889
Class B (c)(d)	336,308	2,815
		6,704

TOTAL NONCONVERTIBLE PREFERRED STOCKS		26,156

TOTAL PREFERRED STOCKS
(Cost $642,482)		1,013,000

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.97% (i)	83,998,022	84,015
Fidelity Securities Lending Cash Central Fund 1.98% (i)(j)	823,044,293	823,127
TOTAL MONEY MARKET FUNDS
(Cost $907,132)		907,142
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $21,020,867)		49,071,844
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(798,471)
NET ASSETS - 100%		$48,273,373

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,376,322,000 or 2.9% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated company

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $300,856,000 or 0.6% of net assets.

 (h) Investment represents common shares and preferred shares.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$11,222
10X Genomics, Inc. Series D	4/10/18	$3,484
23andMe, Inc. Series F	8/31/17	$8,197
Adimab LLC	9/17/14 - 6/5/15	$47,869
Agbiome LLC Series C	6/29/18	$6,716
Altiostar Networks, Inc. Series A1	1/10/17	$3,216
Ant International Co. Ltd. Class C	5/16/18	$9,303
AppNexus, Inc. Series E (Escrow)	8/1/14	$18,500
Axcella Health, Inc. Series C	8/11/17	$5,409
BioNTech AG Series A	12/29/17	$24,972
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$15,465
Cibus Global Ltd. Series C	2/16/18	$9,500
Cloudflare, Inc. Series D, 8.00%	11/5/14	$8,758
Clover Health Series D	6/7/17	$8,099
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$590
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$5,751
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$10,182
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Fulcrum Therapeutics, Inc. Series B	8/24/18	$4,617
Generation Bio Series B	2/21/18	$7,607
Harmony Biosciences II, Inc. Series A	9/22/17	$10,934
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1 (Escrow)	9/19/16	$2,489
JUUL Labs, Inc. Class A	7/6/18	$7,899
JUUL Labs, Inc. Series E	7/6/18	$3,949
Kaleido Biosciences, Inc. Series C,	3/16/18	$7,290
Lyft, Inc. Series I	6/27/18	$36,578
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$8,439
Moderna Therapeutics, Inc. Series B	4/13/17	$1,408
Moderna Therapeutics, Inc. Series C	4/13/17	$3,224
Moderna Therapeutics, Inc. Series D	11/6/13	$20,615
Moderna Therapeutics, Inc. Series E	12/18/14	$24,850
Moderna Therapeutics, Inc. Series F	8/10/16	$617
Mulberry Health, Inc. Series A8	1/20/16	$18,851
Nohla Therapeutics, Inc. Series B	5/1/18	$4,161
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$4,250
Outset Medical, Inc. Series C	4/19/17	$3,226
Outset Medical, Inc. Series D	8/20/18	$4,746
Peloton Interactive, Inc. Series E	3/31/17	$13,809
Reddit, Inc. Series B	7/26/17	$5,456
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Shockwave Medical, Inc. Series C	9/27/17	$5,467
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$38,201
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Starry, Inc. Series B	12/1/16	$5,339
Starry, Inc. Series C	12/8/17	$4,826
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Topgolf International, Inc. Series F	11/10/17	$11,337
Tory Burch LLC Class A	5/14/15	$67,653
Tory Burch LLC Class B	12/31/12	$17,505
Turn, Inc. (Escrow)	4/11/17	$709
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
Wheels Up Partners Holdings LLC Series B	9/18/15	$19,040
Wheels Up Partners Holdings LLC Series C	6/22/17	$10,815
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140
Yumanity Holdings LLC Class B	6/19/18	$2,815

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,082
Fidelity Securities Lending Cash Central Fund	8,804
Total	$9,886

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
ACADIA Pharmaceuticals, Inc.	$231,213	$323	$22,632	$--	$(2,102)	$(109,495)	$97,307
Actua Corp.	36,209	--	934	--	(31,601)	(2,549)	1,125
Akcea Therapeutics, Inc.	70,889	36,992	3,633	--	2,418	30,994	137,660
Alkermes PLC	485,912	28,513	32,035	--	8,908	(81,361)	409,937
Alnylam Pharmaceuticals, Inc.	668,331	35,166	24,299	--	15,646	(75,734)	619,110
aTyr Pharma, Inc.	8,761	27	100	--	(106)	(6,986)	1,596
Avexis, Inc.	162,779	14,222	387,476	--	250,139	(39,664)	--
bluebird bio, Inc.	439,342	43,772	22,587	--	16,217	(27,615)	--
Calyxt, Inc.	28,618	3,871	1,145	--	682	(3,333)	28,693
Exelixis, Inc.	410,001	--	94,445	--	40,216	(149,811)	--
Infinera Corp.	81,330	6,631	3,975	--	822	18,685	103,493
Intra-Cellular Therapies, Inc.	59,705	4,049	2,692	--	527	23,996	85,585
Ionis Pharmaceuticals, Inc.	417,706	13,925	16,043	--	8,280	(81,647)	342,221
Lexicon Pharmaceuticals, Inc.	71,027	1,381	2,488	--	386	8,534	78,840
lululemon athletica, Inc.	521,918	37,754	66,914	--	27,897	647,059	1,167,714
Momenta Pharmaceuticals, Inc.	70,799	3,224	3,638	--	1,097	63,271	134,753
NETGEAR, Inc.	--	122,324	3,819	--	536	15,245	134,286
OptiNose, Inc.	14,894	7,625	715	--	134	(4,452)	17,486
OptiNose, Inc.	17,053	--	--	--	--	(2,293)	14,760
Presbia PLC	3,510	10	146	--	4	(1,112)	2,266
Prothena Corp. PLC	100,105	274	8,477	--	(11,299)	(53,867)	--
Regulus Therapeutics, Inc.	4,872	23	1,611	--	(33,983)	30,699	--
Rigel Pharmaceuticals, Inc.	44,595	4,976	1,483	--	656	(9,202)	39,542
Sienna Biopharmaceuticals, Inc.	16,690	410	522	--	57	(2,970)	13,665
Sienna Biopharmaceuticals, Inc.	10,803	--	--	--	--	(1,406)	9,397
Silicon Laboratories, Inc.	298,944	4,670	15,443	--	6,181	15,731	310,083
Syros Pharmaceuticals, Inc.	10,854	5,651	417	--	29	(1,003)	15,114
Syros Pharmaceuticals, Inc.	13,929	--	--	--	--	(2,401)	11,528
Translate Bio, Inc.	--	5,396	43	--	--	(976)	4,377
Translate Bio, Inc.	18,277	--	--	--	--	759	19,036
Total	$4,319,066	$381,209	$717,712	$--	$301,741	$197,096	$3,799,574

 (a) Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$10,637,396	$10,410,804	$53,440	$173,152
Consumer Staples	1,958,126	1,903,978	35,584	18,564
Energy	867,425	867,425	--	--
Financials	1,193,434	1,175,869	9,466	8,099
Health Care	8,658,634	7,963,912	70,235	624,487
Industrials	2,394,905	2,242,384	--	152,521
Information Technology	21,867,619	21,375,484	97,929	394,206
Materials	252,906	252,906	--	--
Real Estate	111,986	102,683	--	9,303
Telecommunication Services	222,271	221,376	--	895
Money Market Funds	907,142	907,142	--	--
Total Investments in Securities:	$49,071,844	$47,423,963	$266,654	$1,381,227

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Health Care
Beginning Balance	$ 489,611
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	104,785
Cost of Purchases	64,272
Proceeds of Sales	(34,181)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$624,487
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$ 98,222
Other Investments in Securities
Beginning Balance	$ 618,926
Net Realized Gain (Loss) on Investment Securities	6,164
Net Unrealized Gain (Loss) on Investment Securities	111,569
Cost of Purchases	90,173
Proceeds of Sales	(106,301)
Amortization/Accretion	--
Transfers into Level 3	36,209
Transfers out of Level 3	--
Ending Balance	$ 756,740
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$141,607

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$1,380,102	Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 13.0 / 3.7	Increase
			Transaction price	$0.46 - $330.00 / $72.31	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	13.1	Increase
			Discount rate	24.0% - 76.0% / 59.1%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 14.4%	Decrease
			Premium rate	76.0%	Increase
			Converstion ratio	3.0	Increase
			Proxy premium	22.4% - 54.5% / 37.1%	Increase
			Liquidity preference	$14.90	Increase
		Market approach	Transaction price	$0.81 - $179.25 / $58.81	Increase
			Converstion ratio	1.6	Increase
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Recovery value	Recovery value	0.0% - 1.0% - 0.7%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies Fund

August 31, 2018

FEG-QTLY-1018
1.805759.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 3.4%
Aptiv PLC	578,000	$50,870
Lear Corp.	133,700	21,686
Visteon Corp. (a)	233,000	25,721
		98,277
Distributors - 0.8%
Pool Corp.	143,800	23,621
Diversified Consumer Services - 1.9%
Service Corp. International	786,000	32,981
Weight Watchers International, Inc. (a)	271,602	20,343
		53,324
Hotels, Restaurants & Leisure - 2.8%
Domino's Pizza, Inc.	90,193	26,928
Wyndham Destinations, Inc.	522,768	23,106
Wyndham Hotels & Resorts, Inc.	556,000	31,553
		81,587
Household Durables - 0.8%
NVR, Inc. (a)	8,641	23,058
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)	336,032	18,250
Media - 0.9%
Live Nation Entertainment, Inc. (a)	515,000	25,585
Multiline Retail - 2.0%
Dollar General Corp.	309,962	33,392
Dollar Tree, Inc. (a)	282,000	22,704
		56,096
Specialty Retail - 1.7%
Ross Stores, Inc.	507,000	48,560
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	179,000	18,961
VF Corp.	323,200	29,776
		48,737

TOTAL CONSUMER DISCRETIONARY		477,095

CONSUMER STAPLES - 3.2%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	490,000	25,588
Monster Beverage Corp. (a)	163,000	9,925
		35,513
Food Products - 1.0%
The Hershey Co.	280,000	28,146
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	86,050	12,057
Herbalife Nutrition Ltd. (a)	280,000	15,845
		27,902

TOTAL CONSUMER STAPLES		91,561

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Andeavor	204,250	31,207
FINANCIALS - 8.6%
Banks - 2.3%
Citizens Financial Group, Inc.	1,219,000	50,174
Huntington Bancshares, Inc.	1,000,000	16,210
		66,384
Capital Markets - 6.0%
Ameriprise Financial, Inc.	269,900	38,315
E*TRADE Financial Corp. (a)	388,000	22,838
MarketAxess Holdings, Inc.	46,096	8,750
Moody's Corp.	283,200	50,415
MSCI, Inc.	195,000	35,151
S&P Global, Inc.	75,600	15,653
		171,122
Insurance - 0.3%
Progressive Corp.	143,600	9,697

TOTAL FINANCIALS		247,203

HEALTH CARE - 15.4%
Health Care Equipment & Supplies - 4.0%
Edwards Lifesciences Corp. (a)	302,000	43,560
Intuitive Surgical, Inc. (a)	29,000	16,240
ResMed, Inc.	505,500	56,318
		116,118
Health Care Providers & Services - 5.1%
Centene Corp. (a)	349,000	51,122
Laboratory Corp. of America Holdings (a)	105,400	18,220
Wellcare Health Plans, Inc. (a)	252,900	76,520
		145,862
Health Care Technology - 1.0%
Cerner Corp. (a)	445,000	28,974
Life Sciences Tools & Services - 4.1%
Charles River Laboratories International, Inc. (a)	317,600	39,227
Illumina, Inc. (a)	17,000	6,032
Mettler-Toledo International, Inc. (a)	62,100	36,295
Waters Corp. (a)	193,900	36,740
		118,294
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	125,000	21,365
Teva Pharmaceutical Industries Ltd. sponsored ADR	529,400	12,129
		33,494

TOTAL HEALTH CARE		442,742

INDUSTRIALS - 14.3%
Aerospace & Defense - 3.2%
Huntington Ingalls Industries, Inc.	257,175	62,872
TransDigm Group, Inc.	85,500	29,925
		92,797
Airlines - 0.4%
Alaska Air Group, Inc.	180,000	12,148
Building Products - 0.6%
Masco Corp.	400,000	15,188
Commercial Services & Supplies - 2.4%
Cintas Corp.	186,661	39,828
KAR Auction Services, Inc.	440,161	27,594
		67,422
Electrical Equipment - 2.2%
AMETEK, Inc.	318,394	24,504
Fortive Corp.	468,700	39,361
		63,865
Industrial Conglomerates - 2.5%
ITT, Inc.	298,900	17,668
Roper Technologies, Inc.	184,500	55,049
		72,717
Machinery - 1.8%
IDEX Corp.	211,100	32,343
Toro Co.	331,000	20,121
		52,464
Professional Services - 1.2%
Equifax, Inc.	258,800	34,671

TOTAL INDUSTRIALS		411,272

INFORMATION TECHNOLOGY - 33.5%
Communications Equipment - 1.5%
F5 Networks, Inc. (a)	234,000	44,254
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	425,600	40,253
IPG Photonics Corp. (a)	125,000	21,935
		62,188
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	381,900	28,696
LogMeIn, Inc.	87,000	7,478
VeriSign, Inc. (a)	505,816	80,227
		116,401
IT Services - 7.8%
Adyen BV (b)	1,400	982
Amdocs Ltd.	151,355	9,880
Fiserv, Inc. (a)	732,300	58,635
FleetCor Technologies, Inc. (a)	83,900	17,933
Genpact Ltd.	90,000	2,758
Global Payments, Inc.	249,300	31,058
Paychex, Inc.	99,358	7,278
Total System Services, Inc.	940,400	91,348
Worldpay, Inc. (a)	45,955	4,476
		224,348
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	347,000	34,301
Broadcom, Inc.	30,000	6,571
KLA-Tencor Corp.	302,900	35,200
Lam Research Corp.	167,200	28,941
Microchip Technology, Inc. (c)	471,000	40,520
ON Semiconductor Corp. (a)	2,770,000	59,112
Skyworks Solutions, Inc.	406,080	37,075
		241,720
Software - 9.6%
Adobe Systems, Inc. (a)	72,000	18,973
Black Knight, Inc. (a)	421,307	22,498
Check Point Software Technologies Ltd. (a)	221,400	25,724
Citrix Systems, Inc. (a)	605,000	68,982
Electronic Arts, Inc. (a)	154,000	17,465
Intuit, Inc.	50,000	10,974
Parametric Technology Corp. (a)	270,509	27,035
Red Hat, Inc. (a)	235,000	34,717
Take-Two Interactive Software, Inc. (a)	383,973	51,283
		277,651

TOTAL INFORMATION TECHNOLOGY		966,562

MATERIALS - 2.3%
Chemicals - 2.3%
Eastman Chemical Co.	60,000	5,822
Sherwin-Williams Co.	31,500	14,351
The Chemours Co. LLC	500,500	21,822
The Scotts Miracle-Gro Co. Class A	124,245	9,284
Westlake Chemical Corp.	175,000	16,550
		67,829
REAL ESTATE - 2.4%
Equity Real Estate Investment Trusts (REITs) - 2.4%
CoreSite Realty Corp.	253,500	29,525
Equity Lifestyle Properties, Inc.	264,900	25,664
Extra Space Storage, Inc.	165,500	15,261
		70,450
TOTAL COMMON STOCKS
(Cost $2,182,064)		2,805,921

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.97% (d)	53,436,348	53,447
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	25,013,760	25,016
TOTAL MONEY MARKET FUNDS
(Cost $78,463)		78,463
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,260,527)		2,884,384
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,396)
NET ASSETS - 100%		$2,880,988

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $982,000 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$412
Fidelity Securities Lending Cash Central Fund	106
Total	$518

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Growth Strategies K6 Fund

August 31, 2018

FEGK6-QTLY-1018
1.9883992.101

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 3.4%
Aptiv PLC	29,900	$2,631,499
Lear Corp.	6,900	1,119,180
Visteon Corp. (a)	12,000	1,324,680
		5,075,359
Distributors - 0.8%
Pool Corp.	7,500	1,231,950
Diversified Consumer Services - 1.8%
Service Corp. International	40,700	1,707,772
Weight Watchers International, Inc. (a)	13,800	1,033,620
		2,741,392
Hotels, Restaurants & Leisure - 3.0%
Domino's Pizza, Inc.	4,900	1,462,944
Wyndham Destinations, Inc.	27,000	1,193,400
Wyndham Hotels & Resorts, Inc.	32,500	1,844,375
		4,500,719
Household Durables - 0.9%
NVR, Inc. (a)	500	1,334,225
Internet & Direct Marketing Retail - 0.6%
TripAdvisor, Inc. (a)	16,600	901,546
Media - 0.9%
Live Nation Entertainment, Inc. (a)	27,200	1,351,296
Multiline Retail - 2.0%
Dollar General Corp.	16,400	1,766,772
Dollar Tree, Inc. (a)	15,000	1,207,650
		2,974,422
Specialty Retail - 1.7%
Ross Stores, Inc.	26,300	2,519,014
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	9,200	974,556
VF Corp.	16,500	1,520,145
		2,494,701

TOTAL CONSUMER DISCRETIONARY		25,124,624

CONSUMER STAPLES - 3.2%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	25,100	1,310,722
Monster Beverage Corp. (a)	8,700	529,743
		1,840,465
Food Products - 1.0%
The Hershey Co.	15,300	1,537,956
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	4,400	616,528
Herbalife Nutrition Ltd. (a)	14,700	831,873
		1,448,401

TOTAL CONSUMER STAPLES		4,826,822

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Andeavor	10,700	1,634,853
FINANCIALS - 8.6%
Banks - 2.3%
Citizens Financial Group, Inc.	63,600	2,617,776
Huntington Bancshares, Inc.	52,000	842,920
		3,460,696
Capital Markets - 5.9%
Ameriprise Financial, Inc.	14,000	1,987,440
E*TRADE Financial Corp. (a)	20,700	1,218,402
MarketAxess Holdings, Inc.	2,400	455,568
Moody's Corp.	14,700	2,616,894
MSCI, Inc.	9,600	1,730,496
S&P Global, Inc.	4,000	828,200
		8,837,000
Insurance - 0.4%
Progressive Corp.	7,900	533,487

TOTAL FINANCIALS		12,831,183

HEALTH CARE - 15.6%
Health Care Equipment & Supplies - 4.1%
Edwards Lifesciences Corp. (a)	16,000	2,307,840
Intuitive Surgical, Inc. (a)	1,600	896,000
ResMed, Inc.	26,200	2,918,942
		6,122,782
Health Care Providers & Services - 5.1%
Centene Corp. (a)	18,000	2,636,640
Laboratory Corp. of America Holdings (a)	5,700	985,359
Wellcare Health Plans, Inc. (a)	13,000	3,933,410
		7,555,409
Health Care Technology - 1.0%
Cerner Corp. (a)	23,000	1,497,530
Life Sciences Tools & Services - 4.2%
Charles River Laboratories International, Inc. (a)	16,500	2,037,915
Illumina, Inc. (a)	1,100	390,313
Mettler-Toledo International, Inc. (a)	3,300	1,928,718
Waters Corp. (a)	10,300	1,951,644
		6,308,590
Pharmaceuticals - 1.2%
Jazz Pharmaceuticals PLC (a)	6,300	1,076,796
Teva Pharmaceutical Industries Ltd. sponsored ADR	27,700	634,607
		1,711,403

TOTAL HEALTH CARE		23,195,714

INDUSTRIALS - 14.4%
Aerospace & Defense - 3.3%
Huntington Ingalls Industries, Inc.	13,400	3,275,898
TransDigm Group, Inc.	4,500	1,575,000
		4,850,898
Airlines - 0.4%
Alaska Air Group, Inc.	9,700	654,653
Building Products - 0.5%
Masco Corp.	21,000	797,370
Commercial Services & Supplies - 2.4%
Cintas Corp.	9,800	2,091,026
KAR Auction Services, Inc.	22,600	1,416,794
		3,507,820
Electrical Equipment - 2.2%
AMETEK, Inc.	16,900	1,300,624
Fortive Corp.	24,300	2,040,714
		3,341,338
Industrial Conglomerates - 2.6%
ITT, Inc.	16,000	945,760
Roper Technologies, Inc.	9,670	2,885,238
		3,830,998
Machinery - 1.8%
IDEX Corp.	11,000	1,685,310
Toro Co.	17,600	1,069,904
		2,755,214
Professional Services - 1.2%
Equifax, Inc.	13,500	1,808,595

TOTAL INDUSTRIALS		21,546,886

INFORMATION TECHNOLOGY - 33.7%
Communications Equipment - 1.5%
F5 Networks, Inc. (a)	12,100	2,288,352
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	22,200	2,099,676
IPG Photonics Corp. (a)	6,300	1,105,524
		3,205,200
Internet Software & Services - 4.0%
Akamai Technologies, Inc. (a)	20,000	1,502,800
LogMeIn, Inc.	4,000	343,800
VeriSign, Inc. (a)	26,400	4,187,304
		6,033,904
IT Services - 8.0%
Adyen BV (b)	100	70,109
Amdocs Ltd.	10,200	665,856
Fiserv, Inc. (a)	38,000	3,042,660
FleetCor Technologies, Inc. (a)	4,300	919,082
Genpact Ltd.	5,500	168,520
Global Payments, Inc.	13,200	1,644,456
Paychex, Inc.	5,391	394,891
Total System Services, Inc.	49,100	4,769,574
Worldpay, Inc. (a)	2,100	204,519
		11,879,667
Semiconductors & Semiconductor Equipment - 8.4%
Analog Devices, Inc.	17,800	1,759,530
Broadcom, Inc.	1,900	416,157
KLA-Tencor Corp.	15,500	1,801,255
Lam Research Corp.	8,800	1,523,192
Microchip Technology, Inc. (c)	24,500	2,107,735
ON Semiconductor Corp. (a)	143,500	3,062,290
Skyworks Solutions, Inc.	20,800	1,899,040
		12,569,199
Software - 9.6%
Adobe Systems, Inc. (a)	3,800	1,001,338
Black Knight, Inc. (a)	20,300	1,084,020
Check Point Software Technologies Ltd. (a)	11,600	1,347,804
Citrix Systems, Inc. (a)	31,000	3,534,620
Electronic Arts, Inc. (a)	7,700	873,257
Intuit, Inc.	2,900	636,463
Parametric Technology Corp. (a)	13,900	1,389,166
Red Hat, Inc. (a)	12,500	1,846,625
Take-Two Interactive Software, Inc. (a)	19,600	2,617,776
		14,331,069

TOTAL INFORMATION TECHNOLOGY		50,307,391

MATERIALS - 2.4%
Chemicals - 2.4%
Eastman Chemical Co.	3,200	310,496
Sherwin-Williams Co.	1,600	728,928
The Chemours Co. LLC	26,200	1,142,320
The Scotts Miracle-Gro Co. Class A	6,400	478,208
Westlake Chemical Corp.	9,300	879,501
		3,539,453
REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.5%
CoreSite Realty Corp.	13,200	1,537,404
Equity Lifestyle Properties, Inc.	13,600	1,317,568
Extra Space Storage, Inc.	8,800	811,448
		3,666,420
TOTAL COMMON STOCKS
(Cost $128,831,854)		146,673,346

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.97% (d)	2,299,452	2,299,912
Fidelity Securities Lending Cash Central Fund 1.98% (d)(e)	1,758,679	1,758,855
TOTAL MONEY MARKET FUNDS
(Cost $4,058,767)		4,058,767
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $132,890,621)		150,732,113
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(1,490,213)
NET ASSETS - 100%		$149,241,900

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,109 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,492
Fidelity Securities Lending Cash Central Fund	1,697
Total	$21,189

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® New Millennium Fund®

August 31, 2018

NMF-QTLY-1018
1.805750.114

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Automobiles - 1.0%
Fiat Chrysler Automobiles NV (a)	1,532,200	$26,216
Tesla, Inc. (b)	29,900	9,020
		35,236
Distributors - 0.6%
Pool Corp.	119,500	19,629
Hotels, Restaurants & Leisure - 3.1%
ARAMARK Holdings Corp.	1,571,300	64,549
Del Frisco's Restaurant Group, Inc. (b)	640,600	6,054
Drive Shack, Inc. (b)	2,114,780	13,112
U.S. Foods Holding Corp. (b)	732,600	23,875
		107,590
Household Durables - 1.9%
D.R. Horton, Inc.	550,700	24,512
Newell Brands, Inc.	550,700	11,961
NVR, Inc. (b)	5,100	13,609
Toll Brothers, Inc.	474,813	17,202
		67,284
Leisure Products - 0.1%
New Academy Holding Co. LLC unit (b)(c)(d)(e)	66,000	2,335
Media - 1.2%
Comcast Corp. Class A	844,700	31,245
WME Entertainment Parent, LLC Class A (b)(d)(e)(f)	3,761,973	9,405
		40,650
Multiline Retail - 0.6%
Dollar General Corp.	207,500	22,354
Specialty Retail - 2.2%
AutoZone, Inc. (b)	31,700	24,310
Tiffany & Co., Inc.	188,500	23,120
TJX Companies, Inc.	265,000	29,142
		76,572
Textiles, Apparel & Luxury Goods - 1.7%
Brunello Cucinelli SpA	822,600	36,236
Hermes International SCA	22,100	14,371
Under Armour, Inc. Class A (sub. vtg.) (a)(b)	475,000	9,714
		60,321

TOTAL CONSUMER DISCRETIONARY		431,971

CONSUMER STAPLES - 8.2%
Beverages - 1.0%
Fever-Tree Drinks PLC	336,582	16,246
Molson Coors Brewing Co. Class B	278,000	18,554
		34,800
Food & Staples Retailing - 1.8%
Walmart, Inc.	646,600	61,983
Food Products - 1.0%
Amira Nature Foods Ltd. (a)(b)	1,082,352	1,970
Greencore Group PLC	5,744,661	12,959
The Hershey Co.	185,200	18,616
		33,545
Household Products - 2.1%
Kimberly-Clark Corp.	197,100	22,773
Procter & Gamble Co.	417,400	34,623
Reckitt Benckiser Group PLC	182,400	15,537
		72,933
Personal Products - 0.9%
Coty, Inc. Class A	1,246,400	15,406
Unilever NV (Certificaten Van Aandelen) (Bearer)	303,000	17,423
		32,829
Tobacco - 1.4%
British American Tobacco PLC sponsored ADR	328,500	15,893
Philip Morris International, Inc.	426,900	33,251
		49,144

TOTAL CONSUMER STAPLES		285,234

ENERGY - 10.7%
Energy Equipment & Services - 1.9%
Borr Drilling Ltd. (b)	4,401,703	18,266
Oceaneering International, Inc.	588,652	16,641
Odfjell Drilling Ltd.	4,699,224	20,957
TechnipFMC PLC	325,600	9,973
		65,837
Oil, Gas & Consumable Fuels - 8.8%
Cabot Oil & Gas Corp.	676,300	16,116
Cheniere Energy, Inc. (b)	239,300	16,016
Chevron Corp.	400,900	47,491
Cimarex Energy Co.	110,600	9,343
ConocoPhillips Co.	664,300	48,780
Denbury Resources, Inc. (b)	2,486,300	13,849
Diamondback Energy, Inc.	99,800	12,084
Exxon Mobil Corp.	444,000	35,595
GasLog Ltd.	472,841	7,944
Golar LNG Ltd.	717,100	18,329
Kosmos Energy Ltd. (b)	1,409,200	12,739
Legacy Reserves LP (b)(g)	5,606,520	30,219
The Williams Companies, Inc.	1,029,697	30,469
Whiting Petroleum Corp. (b)	119,925	6,105
		305,079

TOTAL ENERGY		370,916

FINANCIALS - 16.2%
Banks - 5.3%
Bank of America Corp.	2,915,600	90,177
First Republic Bank	166,500	16,915
HDFC Bank Ltd. sponsored ADR	152,300	15,423
Metro Bank PLC (a)(b)	243,010	8,771
PNC Financial Services Group, Inc.	168,300	24,158
Republic First Bancorp, Inc. (b)	933,900	7,284
SunTrust Banks, Inc.	296,412	21,804
		184,532
Capital Markets - 1.8%
HUB24 Ltd.	958,243	9,403
KKR & Co. LP	628,104	16,381
The NASDAQ OMX Group, Inc.	204,200	19,489
TPG Specialty Lending, Inc. (a)	791,948	15,879
		61,152
Diversified Financial Services - 0.2%
Focus Financial Partners, Inc. Class A	183,100	7,707
Insurance - 7.1%
AIA Group Ltd.	1,482,800	12,790
American International Group, Inc.	819,000	43,546
Arch Capital Group Ltd. (b)	924,600	28,265
Beazley PLC	1,192,000	9,187
Chubb Ltd.	309,709	41,885
First American Financial Corp.	271,800	15,455
FNF Group	657,300	26,358
Hiscox Ltd.	179,500	3,921
Marsh & McLennan Companies, Inc.	193,500	16,376
MetLife, Inc.	617,000	28,314
The Travelers Companies, Inc.	157,400	20,714
		246,811
Thrifts & Mortgage Finance - 1.8%
Housing Development Finance Corp. Ltd.	425,968	11,614
MGIC Investment Corp. (b)	1,213,634	15,437
Radian Group, Inc.	1,774,923	36,084
		63,135

TOTAL FINANCIALS		563,337

HEALTH CARE - 16.0%
Biotechnology - 1.3%
Amgen, Inc.	231,400	46,236
Health Care Equipment & Supplies - 5.1%
Becton, Dickinson & Co.	117,000	30,639
Boston Scientific Corp. (b)	1,857,500	66,053
Danaher Corp.	182,200	18,865
DexCom, Inc. (b)	176,500	25,483
Integra LifeSciences Holdings Corp. (b)	269,300	16,015
Intuitive Surgical, Inc. (b)	33,900	18,984
		176,039
Health Care Providers & Services - 5.3%
Amplifon SpA	1,041,550	22,414
Henry Schein, Inc. (b)	218,600	16,981
National Vision Holdings, Inc.	385,600	17,063
Notre Dame Intermedica Participacoes SA	1,027,200	6,431
Premier, Inc. (b)	239,400	10,589
Ryman Healthcare Group Ltd.	1,080,746	10,075
UnitedHealth Group, Inc.	301,900	81,048
Universal Health Services, Inc. Class B	154,000	20,045
		184,646
Health Care Technology - 1.3%
Cerner Corp. (b)	231,200	15,053
Medidata Solutions, Inc. (b)	165,500	14,064
Teladoc Health, Inc. (b)	191,300	14,835
		43,952
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	180,300	12,177
Bruker Corp.	318,900	11,346
Eurofins Scientific SA	24,477	13,819
Sartorius Stedim Biotech	66,309	8,405
		45,747
Pharmaceuticals - 1.7%
Amneal Pharmaceuticals, Inc. (b)	488,400	11,282
Catalent, Inc. (b)	248,493	10,387
GlaxoSmithKline PLC	14,175	287
Perrigo Co. PLC	194,400	14,874
Prestige Brands Holdings, Inc. (b)	300,000	11,550
Roche Holding AG (participation certificate)	42,220	10,469
		58,849

TOTAL HEALTH CARE		555,469

INDUSTRIALS - 9.9%
Aerospace & Defense - 4.8%
General Dynamics Corp.	239,300	46,281
Huntington Ingalls Industries, Inc.	76,500	18,702
KEYW Holding Corp. (a)(b)	1,869,637	15,911
Kratos Defense & Security Solutions, Inc. (b)	1,140,600	15,238
Northrop Grumman Corp.	142,700	42,595
Space Exploration Technologies Corp.:
Class A (b)(d)(e)	58,589	9,902
Class C (d)(e)	818	138
Teledyne Technologies, Inc. (b)	75,700	17,961
		166,728
Commercial Services & Supplies - 1.1%
KAR Auction Services, Inc.	283,900	17,798
Stericycle, Inc. (b)	125,800	7,761
U.S. Ecology, Inc.	193,056	14,045
		39,604
Electrical Equipment - 0.5%
Melrose Industries PLC	5,769,909	16,674
Industrial Conglomerates - 1.0%
General Electric Co.	2,663,800	34,470
Machinery - 1.6%
Aumann AG (a)(h)	223,600	16,637
Donaldson Co., Inc.	284,400	14,391
Pentair PLC	160,200	6,965
Rational AG	21,300	16,985
		54,978
Marine - 0.4%
Goodbulk Ltd.	959,290	14,528
Trading Companies & Distributors - 0.5%
Bunzl PLC	549,119	17,071

TOTAL INDUSTRIALS		344,053

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 2.0%
Cisco Systems, Inc.	1,429,900	68,306
Electronic Equipment & Components - 1.3%
Amphenol Corp. Class A	280,182	26,500
Keysight Technologies, Inc. (b)	290,000	18,818
		45,318
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (b)	245,400	18,439
GoDaddy, Inc. (b)	161,800	13,180
		31,619
IT Services - 4.4%
First Data Corp. Class A (b)	1,213,062	31,200
FleetCor Technologies, Inc. (b)	53,900	11,521
Leidos Holdings, Inc.	340,800	24,118
PayPal Holdings, Inc. (b)	260,700	24,070
Science Applications International Corp.	123,900	11,178
Visa, Inc. Class A	356,100	52,308
		154,395
Semiconductors & Semiconductor Equipment - 0.9%
Qualcomm, Inc.	459,800	31,593
Software - 2.5%
ANSYS, Inc. (b)	112,900	20,997
Aspen Technology, Inc. (b)	202,200	23,326
Black Knight, Inc. (b)	334,549	17,865
Citrix Systems, Inc. (b)	207,300	23,636
Trion World, Inc. (b)(d)(e)	1,062,359	0
Trion World, Inc. warrants 10/3/18 (b)(d)(e)	42,310	0
		85,824

TOTAL INFORMATION TECHNOLOGY		417,055

MATERIALS - 1.6%
Chemicals - 0.5%
LG Chemical Ltd.	20,430	6,704
Nutrien Ltd.	205,920	11,573
		18,277
Metals & Mining - 1.1%
Franco-Nevada Corp.	143,800	9,192
Freeport-McMoRan, Inc.	838,200	11,777
Newcrest Mining Ltd.	541,982	7,555
Novagold Resources, Inc. (b)	2,591,580	9,532
		38,056

TOTAL MATERIALS		56,333

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Cousins Properties, Inc.	901,553	8,430
Crown Castle International Corp.	78,200	8,917
Healthcare Trust of America, Inc.	274,800	7,851
Spirit MTA REIT	190,380	2,041
Spirit Realty Capital, Inc.	1,903,800	15,935
VEREIT, Inc.	471,400	3,686
		46,860
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	414,300	8,862

TOTAL REAL ESTATE		55,722

TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	794,000	43,170
UTILITIES - 4.4%
Electric Utilities - 4.4%
Alliant Energy Corp.	409,800	17,556
Duke Energy Corp.	410,700	33,365
Exelon Corp.	454,100	19,849
IDACORP, Inc.	260,800	25,519
OGE Energy Corp.	265,200	9,767
Southern Co.	500,000	21,890
Xcel Energy, Inc.	557,200	26,773
		154,719
TOTAL COMMON STOCKS
(Cost $2,442,481)		3,277,979

Convertible Preferred Stocks - 1.3%
CONSUMER DISCRETIONARY - 0.7%
Leisure Products - 0.5%
Peloton Interactive, Inc.:
Series E (b)(d)(e)	923,284	13,332
Series F (d)(e)	298,932	4,317
		17,649
Textiles, Apparel & Luxury Goods - 0.2%
Bolt Threads, Inc. Series D (d)(e)	390,327	6,245

TOTAL CONSUMER DISCRETIONARY		23,894

HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D(d)(e)	658,083	6,759
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series H (b)(d)(e)	7,570	1,279
INFORMATION TECHNOLOGY - 0.4%
Internet Software & Services - 0.4%
Lyft, Inc.:
Series H (d)(e)	143,083	6,776
Series I (d)(e)	151,561	7,177
		13,953
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $36,223)		45,885
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 10% 10/10/19 pay-in-kind (d)(e)(i)	474	121
Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Pacific Drilling V Ltd. 7.25% 12/1/17 (h)(j)	9,250	4,579
TOTAL CORPORATE BONDS
(Cost $9,633)		4,700
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $8,368)	8,367,654	4,413

Money Market Funds - 4.7%
Fidelity Cash Central Fund, 1.97% (k)	146,105,459	146,135
Fidelity Securities Lending Cash Central Fund 1.98% (k)(l)	18,628,434	18,630
TOTAL MONEY MARKET FUNDS
(Cost $164,765)		164,765
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,661,470)		3,497,742
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(16,005)
NET ASSETS - 100%		$3,481,737

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $72,199,000 or 2.1% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Affiliated company

 (h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,216,000 or 0.6% of net assets.

 (i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (j) Non-income producing - Security is in default.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (l) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Bolt Threads, Inc. Series D	12/13/17	$6,261
Butterfly Network, Inc. Series D	5/4/18	$6,759
Lyft, Inc. Series H	11/22/17	$5,687
Lyft, Inc. Series I	6/27/18	$7,177
New Academy Holding Co. LLC unit	8/1/11	$6,956
Peloton Interactive, Inc. Series E	3/31/17	$5,000
Peloton Interactive, Inc. Series F	8/30/18	$4,317
Space Exploration Technologies Corp. Class A	4/8/16 - 9/11/17	$5,981
Space Exploration Technologies Corp. Class C	9/11/17	$110
Space Exploration Technologies Corp. Series H	8/4/17	$1,022
Trion World, Inc.	8/22/08 - 3/20/13	$5,798
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 10% 10/10/19 pay-in-kind	10/10/13 - 4/10/18	$473
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$8,368
WME Entertainment Parent, LLC Class A	8/16/16	$7,349

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,039
Fidelity Securities Lending Cash Central Fund	364
Total	$1,403

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Legacy Reserves LP	$8,690	$--	$--	$--	$--	$21,529	$30,219
Total	$8,690	$--	$--	$--	$--	$21,529	$30,219

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$455,865	$420,231	$--	$35,634
Consumer Staples	285,234	252,274	32,960	--
Energy	370,916	370,916	--	--
Financials	563,337	563,337	--	--
Health Care	562,228	544,713	10,756	6,759
Industrials	345,332	334,013	--	11,319
Information Technology	431,008	417,055	--	13,953
Materials	56,333	56,333	--	--
Real Estate	55,722	55,722	--	--
Telecommunication Services	43,170	43,170	--	--
Utilities	154,719	154,719	--	--
Corporate Bonds	4,700	--	4,579	121
Other	4,413	--	--	4,413
Money Market Funds	164,765	164,765	--	--
Total Investments in Securities:	$3,497,742	$3,377,248	$48,295	$72,199

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$20,110
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	4,947
Cost of Purchases	10,577
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$35,634
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$4,947
Other
Beginning Balance	$17,722
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	4,884
Cost of Purchases	13,959
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$36,565
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$4,884

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$121	Recovery value	Recovery value	25.6%	Increase
Equities	$67,665	Market comparable	Enterprise value/Sales multiple (EV/S)	9.5	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	6.7	Increase
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	10.0% - 94.0% / 71.1%	Increase
		Market approach	Transaction price	$2.50 - $169.00 / $49.45	Increase
		Recovery value	Recovery value	0.0%	Increase
Other	$4,413	Market comparable	Proxy discount	13.5%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Growth Company Fund

August 31, 2018

XS7-QTLY-1018
1.968013.104

Schedule of Investments August 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 22.1%
Automobiles - 1.0%
Tesla, Inc. (a)(b)	436,500	$131,674,590
Hotels, Restaurants & Leisure - 0.8%
Chipotle Mexican Grill, Inc. (a)	31,900	15,158,242
Hilton Worldwide Holdings, Inc.	70,800	5,495,496
Huazhu Group Ltd. ADR	135,400	4,660,468
Hyatt Hotels Corp. Class A	55,600	4,301,216
Las Vegas Sands Corp.	191,300	12,514,846
Marriott International, Inc. Class A	29,900	3,781,453
McDonald's Corp.	78,100	12,670,163
Shake Shack, Inc. Class A (a)	43,300	2,617,485
Starbucks Corp.	549,300	29,360,085
U.S. Foods Holding Corp. (a)	77,000	2,509,430
Yum China Holdings, Inc.	298,700	11,553,716
Yum! Brands, Inc.	31,600	2,745,724
		107,368,324
Household Durables - 0.8%
iRobot Corp. (a)(b)	294,200	33,391,700
Roku, Inc.	148,375	8,826,829
Roku, Inc. Class A (b)	908,999	54,076,351
Sony Corp. sponsored ADR	28,900	1,642,387
		97,937,267
Internet & Direct Marketing Retail - 10.5%
Amazon.com, Inc. (a)	456,299	918,397,559
Blue Apron Holdings, Inc. Class B (a)	644,604	1,302,100
Ctrip.com International Ltd. ADR (a)	131,700	5,156,055
Expedia, Inc.	69,200	9,030,600
JD.com, Inc. sponsored ADR (a)	869,500	27,215,350
Netflix, Inc. (a)	485,600	178,545,408
Start Today Co. Ltd.	99,900	3,443,587
The Booking Holdings, Inc. (a)	24,900	48,593,595
The Honest Co., Inc. (a)(c)(d)	9,496	109,204
Wayfair LLC Class A (a)	1,043,559	141,057,870
		1,332,851,328
Leisure Products - 0.1%
Callaway Golf Co.	503,800	11,491,678
Media - 0.7%
Comcast Corp. Class A	935,800	34,615,242
Lions Gate Entertainment Corp.:
Class A (b)	22,700	533,904
Class B	20,200	453,490
Live Nation Entertainment, Inc. (a)	257,100	12,772,728
The Walt Disney Co.	346,700	38,837,334
Turn, Inc. (Escrow) (a)(c)(d)	205,882	136,912
		87,349,610
Multiline Retail - 0.4%
Dollar General Corp.	67,900	7,314,867
Dollar Tree, Inc. (a)	199,100	16,029,541
Target Corp.	317,700	27,798,750
		51,143,158
Specialty Retail - 1.6%
Best Buy Co., Inc.	10,300	819,468
Home Depot, Inc.	462,700	92,896,279
L Brands, Inc.	31,300	827,259
Lowe's Companies, Inc.	362,900	39,465,375
RH (a)	295,644	47,007,396
TJX Companies, Inc.	175,500	19,299,735
		200,315,512
Textiles, Apparel & Luxury Goods - 6.2%
adidas AG	967,891	241,435,741
Arlo Technologies, Inc. (b)	540,400	10,662,092
Canada Goose Holdings, Inc. (a)	286,071	17,376,895
Carbon Black, Inc.	16,900	428,077
Cibus Global Ltd. Series C (c)(d)(e)	1,142,857	2,400,000
Homology Medicines, Inc.	182,088	2,880,177
Kering SA	68,056	36,970,129
lululemon athletica, Inc. (a)	2,110,420	326,967,371
NIKE, Inc. Class B	555,500	45,662,100
Pinduoduo, Inc. ADR (b)	164,400	3,181,140
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,451,600	72,273,168
Sonos, Inc.	19,900	383,274
Tory Burch LLC (c)(d)(e)	248,840	18,516,184
Under Armour, Inc. Class C (non-vtg.) (a)	39,659	752,331
VF Corp.	93,800	8,641,794
		788,530,473

TOTAL CONSUMER DISCRETIONARY		2,808,661,940

CONSUMER STAPLES - 3.9%
Beverages - 1.7%
Fever-Tree Drinks PLC	464,197	22,405,319
Keurig Dr. Pepper, Inc.	838,100	19,108,680
Monster Beverage Corp. (a)	1,548,100	94,263,809
PepsiCo, Inc.	218,000	24,418,180
The Coca-Cola Co.	1,160,500	51,723,485
		211,919,473
Food & Staples Retailing - 0.9%
BJ's Wholesale Club Holdings, Inc.	212,400	6,265,800
Costco Wholesale Corp.	267,000	62,245,710
Kroger Co.	1,284,700	40,468,050
		108,979,560
Food Products - 0.3%
Kellogg Co.	23,400	1,679,886
Lamb Weston Holdings, Inc.	187,300	12,661,480
Mondelez International, Inc.	285,200	12,183,744
The Hershey Co.	51,500	5,176,780
The Kraft Heinz Co.	63,000	3,671,010
		35,372,900
Household Products - 0.1%
Church & Dwight Co., Inc.	181,100	10,246,638
Colgate-Palmolive Co.	78,900	5,239,749
Kimberly-Clark Corp.	22,500	2,599,650
		18,086,037
Personal Products - 0.4%
Coty, Inc. Class A	1,432,800	17,709,408
Godrej Consumer Products Ltd.	75,064	1,535,162
Herbalife Nutrition Ltd. (a)	387,571	21,932,643
Unilever NV (Certificaten Van Aandelen) (Bearer)	174,500	10,033,991
		51,211,204
Tobacco - 0.5%
Altria Group, Inc.	644,700	37,727,844
JUUL Labs, Inc. Class A (c)(d)	13,297	2,383,487
Philip Morris International, Inc.	282,100	21,972,769
		62,084,100

TOTAL CONSUMER STAPLES		487,653,274

ENERGY - 1.8%
Energy Equipment & Services - 0.2%
Baker Hughes, a GE Co. Class A	442,300	14,582,631
Halliburton Co.	120,500	4,806,745
		19,389,376
Oil, Gas & Consumable Fuels - 1.6%
Anadarko Petroleum Corp.	60,700	3,909,080
Cabot Oil & Gas Corp.	309,000	7,363,470
Concho Resources, Inc. (a)	107,300	14,716,195
Continental Resources, Inc. (a)	106,000	6,990,700
Devon Energy Corp.	75,800	3,254,094
EOG Resources, Inc.	492,600	58,240,098
Hess Corp.	159,300	10,727,262
Noble Energy, Inc.	315,300	9,370,716
Oasis Petroleum, Inc. (a)	6,900	92,874
Occidental Petroleum Corp.	164,600	13,146,602
PDC Energy, Inc. (a)	95,638	5,039,166
Pioneer Natural Resources Co.	181,693	31,741,767
Reliance Industries Ltd.	1,351,231	23,628,702
Valero Energy Corp.	121,000	14,263,480
		202,484,206

TOTAL ENERGY		221,873,582

FINANCIALS - 2.3%
Banks - 0.8%
Bank of America Corp.	479,300	14,824,749
Citigroup, Inc.	132,000	9,403,680
HDFC Bank Ltd. sponsored ADR	298,511	30,230,209
JPMorgan Chase & Co.	327,300	37,502,034
Signature Bank	16,300	1,886,562
Wells Fargo & Co.	146,000	8,538,080
		102,385,314
Capital Markets - 1.2%
BlackRock, Inc. Class A	88,800	42,540,528
BM&F BOVESPA SA	202,100	1,079,693
Charles Schwab Corp.	1,644,500	83,524,155
Edelweiss Financial Services Ltd.	1,880,587	7,422,499
T. Rowe Price Group, Inc.	99,500	11,531,055
		146,097,930
Consumer Finance - 0.3%
American Express Co.	310,700	32,927,986
Discover Financial Services	30,658	2,395,003
		35,322,989
Diversified Financial Services - 0.0%
Allakos, Inc. (a)	32,600	1,266,184
Neon Therapeutics, Inc.	38,700	457,434
Neon Therapeutics, Inc.	268,754	2,859,005
		4,582,623
Insurance - 0.0%
Hiscox Ltd.	92,300	2,016,310

TOTAL FINANCIALS		290,405,166

HEALTH CARE - 17.7%
Biotechnology - 11.9%
AbbVie, Inc.	313,984	30,136,184
ACADIA Pharmaceuticals, Inc. (a)	1,997,687	28,407,109
Agios Pharmaceuticals, Inc. (a)	636,928	51,412,828
Alexion Pharmaceuticals, Inc. (a)	317,300	38,786,752
Alkermes PLC (a)	2,475,034	110,980,525
Alnylam Pharmaceuticals, Inc. (a)	1,422,378	174,483,109
Amgen, Inc.	273,700	54,687,997
AnaptysBio, Inc. (a)	111,191	9,855,970
Argenx SE ADR (a)	21,800	2,045,494
Array BioPharma, Inc. (a)	1,304,700	20,314,179
Arsanis, Inc. (a)	20,200	46,258
aTyr Pharma, Inc. (a)	398,874	287,947
BeiGene Ltd.	483,000	6,541,538
BeiGene Ltd. ADR (a)	616,516	109,450,085
Biogen, Inc. (a)	88,300	31,213,167
bluebird bio, Inc. (a)	762,465	128,322,860
Blueprint Medicines Corp. (a)	97,600	7,482,992
Calyxt, Inc. (a)	460,500	7,796,265
Celgene Corp. (a)	219,700	20,750,665
Cellectis SA sponsored ADR (a)	290,045	8,547,626
Chimerix, Inc. (a)	306,660	1,223,573
Coherus BioSciences, Inc. (a)	457,492	9,218,464
Constellation Pharmaceuticals, Inc.	50,600	526,746
Constellation Pharmaceuticals, Inc.	83,878	785,853
Crinetics Pharmaceuticals, Inc. (a)	54,400	1,631,456
CytomX Therapeutics, Inc. (a)	329,628	7,413,334
CytomX Therapeutics, Inc. (a)(f)	207,739	4,672,050
Denali Therapeutics, Inc. (a)(b)	169,200	3,321,396
Editas Medicine, Inc. (a)	78,662	2,582,473
Evelo Biosciences, Inc. (b)	169,100	2,277,777
Evelo Biosciences, Inc.	230,736	2,952,613
Exact Sciences Corp. (a)	72,600	5,437,014
Exelixis, Inc. (a)	2,694,884	50,636,870
Fate Therapeutics, Inc. (a)	453,173	5,841,400
Five Prime Therapeutics, Inc. (a)	427,800	5,989,200
Global Blood Therapeutics, Inc. (a)	351,600	17,210,820
Heron Therapeutics, Inc. (a)	601,951	23,205,211
Homology Medicines, Inc.(a)(b)	109,779	1,827,820
Intellia Therapeutics, Inc. (a)(b)	196,038	6,063,455
Intercept Pharmaceuticals, Inc. (a)	43,000	4,807,400
Ionis Pharmaceuticals, Inc. (a)	2,052,385	93,773,471
Ironwood Pharmaceuticals, Inc. Class A (a)	1,173,506	22,578,255
Jounce Therapeutics, Inc. (a)	109,900	862,715
Kiniksa Pharmaceuticals Ltd.	90,238	1,889,403
Lexicon Pharmaceuticals, Inc. (a)(b)	1,874,104	21,683,383
Macrogenics, Inc. (a)	57,200	1,250,964
Momenta Pharmaceuticals, Inc. (a)	1,482,495	39,286,118
Protagonist Therapeutics, Inc. (a)	262,638	2,529,204
Prothena Corp. PLC (a)	465,977	7,092,170
Regeneron Pharmaceuticals, Inc. (a)	157,700	64,144,475
Rigel Pharmaceuticals, Inc. (a)	3,387,412	11,551,075
Rubius Therapeutics, Inc. (b)	293,565	7,374,353
Rubius Therapeutics, Inc.	461,018	10,422,695
Sage Therapeutics, Inc. (a)	605,334	99,432,163
Sarepta Therapeutics, Inc. (a)	46,600	6,432,664
Scholar Rock Holding Corp.	64,000	1,088,640
Scholar Rock Holding Corp.	93,749	1,514,937
Seres Therapeutics, Inc. (a)	437,932	3,845,043
Seres Therapeutics, Inc. (a)(f)	142,139	1,247,980
Sienna Biopharmaceuticals, Inc. (a)	248,448	4,139,144
Sienna Biopharmaceuticals, Inc. (f)	155,108	2,584,099
Spark Therapeutics, Inc. (a)	204,300	12,586,923
Syros Pharmaceuticals, Inc. (a)	347,138	4,266,326
Syros Pharmaceuticals, Inc. (a)(f)	301,001	3,699,302
Translate Bio, Inc. (b)	108,011	1,145,997
Translate Bio, Inc.	518,118	4,947,509
Ultragenyx Pharmaceutical, Inc. (a)	164,200	13,912,666
uniQure B.V. (a)	242,566	10,292,075
UNITY Biotechnology, Inc. (b)	167,700	3,196,362
UNITY Biotechnology, Inc.	308,360	5,583,475
Vertex Pharmaceuticals, Inc. (a)	89,300	16,466,920
Wuxi Biologics (Cayman), Inc. (a)	1,154,500	11,399,745
Xencor, Inc. (a)	392,000	16,381,680
Zai Lab Ltd. ADR	373,500	8,489,655
		1,516,266,061
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	149,021	9,960,564
Align Technology, Inc. (a)	29,234	11,298,649
Boston Scientific Corp. (a)	525,200	18,676,112
Danaher Corp.	298,200	30,875,628
DexCom, Inc. (a)	227,900	32,904,202
Genmark Diagnostics, Inc. (a)	550,700	4,713,992
Insulet Corp. (a)	560,520	58,445,420
Intuitive Surgical, Inc. (a)	121,321	67,939,760
Novocure Ltd. (a)	1,034,481	46,603,369
Novocure Ltd. (a)(f)	149,451	6,732,768
Penumbra, Inc. (a)	301,492	41,862,164
Presbia PLC (a)	443,695	794,214
Wright Medical Group NV (a)	254,700	7,381,206
		338,188,048
Health Care Providers & Services - 0.8%
G1 Therapeutics, Inc. (a)	94,100	5,709,988
Humana, Inc.	16,400	5,465,464
Neuronetics, Inc.	24,600	813,030
OptiNose, Inc.	342,675	5,095,577
OptiNose, Inc. (f)	301,785	4,487,543
UnitedHealth Group, Inc.	283,700	76,162,102
		97,733,704
Health Care Technology - 0.2%
athenahealth, Inc. (a)	98,649	15,182,081
Castlight Health, Inc. Class B (a)	777,600	2,332,800
Cerner Corp. (a)	51,100	3,327,121
Teladoc Health, Inc. (a)	108,900	8,445,195
		29,287,197
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	11,862	4,208,993
Pharmaceuticals - 2.1%
Adimab LLC (c)(d)(e)	762,787	30,992,036
Akcea Therapeutics, Inc. (a)(b)	1,553,910	41,038,763
Bristol-Myers Squibb Co.	248,500	15,046,675
Castle Creek Pharmaceuticals, LLC Class A-2 unit (a)(c)(d)(e)(g)	13,511	6,890,475
Intra-Cellular Therapies, Inc. (a)	1,072,498	23,530,606
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	48,200	466,725
Kolltan Pharmaceuticals, Inc. rights (a)(d)	1,692,030	17
MyoKardia, Inc. (a)	410,700	25,319,655
Nektar Therapeutics (a)	1,126,000	74,867,740
Rhythm Pharmaceuticals, Inc.	114,300	3,600,450
RPI International Holdings LP (a)(c)(d)	35,220	5,285,465
Stemcentrx, Inc. rights 12/31/21 (a)(d)	568,100	1,039,623
The Medicines Company (a)	633,523	25,093,846
Theravance Biopharma, Inc. (a)	347,148	10,056,878
		263,228,954

TOTAL HEALTH CARE		2,248,912,957

INDUSTRIALS - 4.7%
Aerospace & Defense - 1.1%
Lockheed Martin Corp.	106,600	34,155,706
Northrop Grumman Corp.	14,600	4,357,954
Space Exploration Technologies Corp. Class A (a)(c)(d)	137,569	23,249,161
The Boeing Co.	194,000	66,501,260
United Technologies Corp.	108,700	14,315,790
		142,579,871
Air Freight & Logistics - 0.3%
FedEx Corp.	20,400	4,976,580
United Parcel Service, Inc. Class B	219,500	26,972,160
		31,948,740
Airlines - 1.0%
Allegiant Travel Co.	14,400	1,962,000
Azul SA sponsored ADR (a)	140,500	2,363,210
Delta Air Lines, Inc.	181,200	10,596,576
InterGlobe Aviation Ltd. (f)	45,579	596,240
JetBlue Airways Corp. (a)	1,114,300	21,260,844
Ryanair Holdings PLC sponsored ADR (a)	107,810	10,982,605
Southwest Airlines Co.	488,700	29,957,310
Spirit Airlines, Inc. (a)	86,300	4,100,976
United Continental Holdings, Inc. (a)	111,600	9,756,072
Wheels Up Partners Holdings LLC:
Series B (a)(c)(d)(e)	1,843,115	2,912,122
Series C (a)(c)(d)(e)	670,590	1,059,532
Wizz Air Holdings PLC (a)(f)	765,173	31,456,591
		127,004,078
Construction & Engineering - 0.0%
Fluor Corp.	113,000	6,487,330
Electrical Equipment - 0.3%
AMETEK, Inc.	42,000	3,232,320
Eaton Corp. PLC	99,300	8,255,802
Emerson Electric Co.	126,300	9,690,999
Fortive Corp.	186,300	15,645,474
		36,824,595
Industrial Conglomerates - 0.7%
3M Co.	155,300	32,755,876
Honeywell International, Inc.	322,100	51,233,226
		83,989,102
Machinery - 1.0%
Aumann AG (f)	73,900	5,498,461
Caterpillar, Inc.	292,700	40,641,395
Cummins, Inc.	58,300	8,266,940
Deere & Co.	161,700	23,252,460
Illinois Tool Works, Inc.	69,400	9,638,272
Ingersoll-Rand PLC	32,700	3,312,183
Rational AG	6,199	4,943,301
Wabtec Corp. (b)	72,000	7,799,040
WashTec AG	29,300	2,843,234
Xylem, Inc.	298,300	22,643,953
		128,839,239
Professional Services - 0.0%
CoStar Group, Inc. (a)	6,600	2,918,256
Road & Rail - 0.3%
Union Pacific Corp.	257,600	38,799,712

TOTAL INDUSTRIALS		599,390,923

INFORMATION TECHNOLOGY - 44.4%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	35,300	10,553,994
Infinera Corp. (a)	3,074,600	27,517,670
NETGEAR, Inc. (a)	537,662	38,093,353
		76,165,017
Electronic Equipment & Components - 0.2%
Cognex Corp.	12,000	645,600
IPG Photonics Corp. (a)	4,800	842,304
TE Connectivity Ltd.	24,700	2,264,496
Trimble, Inc. (a)	388,800	16,368,480
		20,120,880
Internet Software & Services - 11.9%
2U, Inc. (a)	196,880	17,593,197
Actua Corp. (d)	546,564	344,335
Alibaba Group Holding Ltd. sponsored ADR (a)	275,100	48,145,251
Alphabet, Inc.:
Class A (a)	421,670	519,413,106
Class C (a)	217,456	264,902,725
Apptio, Inc. Class A (a)	251,153	9,744,736
CarGurus, Inc. Class A	15,400	759,528
DocuSign, Inc. (b)	29,400	1,835,736
Dropbox, Inc. Class A (a)	51,000	1,369,350
eBay, Inc. (a)	122,700	4,246,647
Etsy, Inc. (a)	42,200	2,054,718
Facebook, Inc. Class A (a)	1,894,058	332,842,812
Match Group, Inc. (a)(b)	48,700	2,437,435
MongoDB, Inc. Class A	29,500	2,122,820
NetEase, Inc. ADR	49,800	9,845,958
New Relic, Inc. (a)	104,246	10,712,319
Nutanix, Inc. Class A (a)	2,019,651	113,746,744
Shopify, Inc. Class A (a)	913,649	132,923,678
Tencent Holdings Ltd.	313,400	13,472,180
Twitter, Inc. (a)	110,890	3,901,110
Wix.com Ltd. (a)	146,807	16,310,258
		1,508,724,643
IT Services - 3.6%
Adyen BV (f)	6,199	4,346,076
Cognizant Technology Solutions Corp. Class A	224,100	17,576,163
IBM Corp.	54,400	7,968,512
MasterCard, Inc. Class A	541,000	116,617,960
PayPal Holdings, Inc. (a)	1,255,000	115,874,150
Square, Inc. (a)	675,900	59,911,776
Visa, Inc. Class A	952,600	139,927,414
		462,222,051
Semiconductors & Semiconductor Equipment - 9.5%
Advanced Micro Devices, Inc. (a)	2,340,100	58,900,317
Applied Materials, Inc.	93,200	4,009,464
ASML Holding NV	69,600	14,271,480
Broadcom, Inc.	54,336	11,901,214
Cirrus Logic, Inc. (a)	216,800	9,528,360
Cree, Inc. (a)	440,666	21,200,441
Intel Corp.	17,800	862,054
KLA-Tencor Corp.	50,500	5,868,605
Marvell Technology Group Ltd.	408,800	8,453,984
Micron Technology, Inc. (a)	113,600	5,966,272
NVIDIA Corp.	3,234,700	907,915,596
Qorvo, Inc. (a)	46,100	3,692,149
Renesas Electronics Corp. (a)	232,000	1,753,938
Silicon Laboratories, Inc. (a)	908,282	89,011,636
Skyworks Solutions, Inc.	27,878	2,545,261
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	275,400	12,007,440
Texas Instruments, Inc.	377,000	42,374,800
		1,200,263,011
Software - 12.0%
Activision Blizzard, Inc.	1,719,600	123,983,160
Adobe Systems, Inc. (a)	418,300	110,226,233
Aspen Technology, Inc. (a)	82,600	9,528,736
Atlassian Corp. PLC (a)	100,400	9,037,004
Autodesk, Inc. (a)	378,200	58,375,170
Avalara, Inc.	14,849	549,265
Black Knight, Inc. (a)	115,400	6,162,360
Domo, Inc.	40,872	864,811
Electronic Arts, Inc. (a)	370,100	41,973,041
HubSpot, Inc. (a)	409,900	58,902,630
Intuit, Inc.	132,800	29,145,616
Microsoft Corp.	3,368,692	378,405,172
Nintendo Co. Ltd.	30,000	10,798,506
Oracle Corp.	232,000	11,270,560
Parametric Technology Corp. (a)	479,300	47,901,242
Paylocity Holding Corp. (a)	39,600	3,145,824
Pivotal Software, Inc.	133,867	3,714,809
Pluralsight, Inc.	61,800	2,111,706
Proofpoint, Inc. (a)	108,700	12,897,255
Red Hat, Inc. (a)	877,100	129,573,983
RingCentral, Inc. (a)	14,500	1,350,675
Salesforce.com, Inc. (a)	2,481,342	378,851,297
Snap, Inc. Class A (a)(b)	3,153,597	34,374,207
Tenable Holdings, Inc.	19,900	659,884
Zendesk, Inc. (a)	536,400	36,952,596
Zscaler, Inc. (a)(b)	675,900	28,921,761
		1,529,677,503
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	3,349,165	762,370,429
NetApp, Inc.	83,500	7,248,635
Pure Storage, Inc. Class A (a)	2,074,378	55,676,306
Samsung Electronics Co. Ltd.	262,423	11,399,364
		836,694,734

TOTAL INFORMATION TECHNOLOGY		5,633,867,839

MATERIALS - 0.5%
Chemicals - 0.5%
CF Industries Holdings, Inc.	325,500	16,909,725
DowDuPont, Inc.	396,205	27,785,857
LG Chemical Ltd.	31,561	10,356,590
LyondellBasell Industries NV Class A	29,400	3,315,732
The Mosaic Co.	59,200	1,851,184
The Scotts Miracle-Gro Co. Class A	51,221	3,827,233
		64,046,321
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
American Tower Corp.	166,500	24,828,480
Ant International Co. Ltd. Class C (c)(d)	419,242	2,351,948
		27,180,428
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Verizon Communications, Inc.	217,400	11,820,038
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (a)	659,500	43,553,380

TOTAL TELECOMMUNICATION SERVICES		55,373,418

TOTAL COMMON STOCKS
(Cost $5,790,346,508)		12,437,365,848

Preferred Stocks - 1.8%
Convertible Preferred Stocks - 1.7%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 Preferred (a)(c)(d)(e)	17,731	2,800,611
Topgolf International, Inc. Series F (c)(d)	234,069	3,541,464
		6,342,075
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)(d)	22,157	434,384
Series D (a)(c)(d)	19,064	373,746
		808,130
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (a)(c)(d)	776,112	11,207,197
Textiles, Apparel & Luxury Goods - 0.0%
ORIC Pharmaceuticals, Inc. Series C (c)(d)	316,667	950,001
TOTAL CONSUMER DISCRETIONARY		19,307,403
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Agbiome LLC Series C (c)(d)	338,565	2,144,369
Tobacco - 0.0%
JUUL Labs, Inc. Series E (c)(d)	6,648	1,191,654
TOTAL CONSUMER STAPLES		3,336,023
FINANCIALS - 0.0%
Insurance - 0.0%
Clover Health Series D (a)(c)(d)	264,037	2,476,086
HEALTH CARE - 0.7%
Biotechnology - 0.5%
10X Genomics, Inc.:
Series C (a)(c)(d)	715,467	6,847,019
Series D (c)(d)	100,390	960,732
23andMe, Inc. Series F (c)(d)	164,720	2,857,892
Axcella Health, Inc. Series C (a)(c)(d)	111,581	1,441,627
BioNTech AG Series A (c)(d)	25,199	7,382,634
Fulcrum Therapeutics, Inc. Series B (c)(d)	614,195	1,228,390
Generation Bio Series B (c)(d)	224,243	2,050,859
Immunocore Ltd. Series A (a)(c)(d)	18,504	2,432,297
Intarcia Therapeutics, Inc. Series EE (a)(c)(d)	116,544	6,992,640
Kaleido Biosciences, Inc. Series C, (c)(d)	212,696	2,124,833
Moderna Therapeutics, Inc.:
Series B (a)(c)(d)	171,343	1,723,711
Series C (a)(c)(d)	111,846	1,125,171
Series E (a)(c)(d)	1,403,070	14,114,884
Series F (a)(c)(d)	1,538,270	15,474,996
		66,757,685
Health Care Equipment & Supplies - 0.0%
Shockwave Medical, Inc. Series C (c)(d)	1,015,306	1,360,510
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (a)(c)(d)	783,663	5,599,883
Health Care Technology - 0.1%
Codiak Biosciences, Inc.:
Series A 8.00% (a)(c)(d)	163,914	760,561
Series B 8.00% (a)(c)(d)	532,720	2,471,821
Series C, 8.00% (c)(d)	648,255	3,007,903
		6,240,285
Pharmaceuticals - 0.0%
Harmony Biosciences II, Inc. Series A (c)(d)	2,550,636	2,550,636
Nohla Therapeutics, Inc. Series B (c)(d)	3,126,919	1,426,000
		3,976,636
TOTAL HEALTH CARE		83,934,999
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)(d)	53,937	9,115,353
Professional Services - 0.0%
YourPeople, Inc. Series C (a)(c)(d)	1,527,000	7,650,270
TOTAL INDUSTRIALS		16,765,623
INFORMATION TECHNOLOGY - 0.7%
Internet Software & Services - 0.5%
Jet.Com, Inc. Series B1 (Escrow) (a)(c)(d)	2,105,094	95,571
Lyft, Inc. Series I (c)(d)	226,423	10,722,012
Reddit, Inc. Series B (a)(c)(d)	37,935	1,305,723
Starry, Inc.:
Series B (a)(c)(d)	2,961,147	2,730,178
Series C (c)(d)	1,339,018	1,234,575
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)(d)	1,095,852	53,444,702
Series E, 8.00% (a)(c)(d)	51,852	2,528,822
		72,061,583
IT Services - 0.0%
AppNexus, Inc. Series E (Escrow) (a)(c)(d)	209,665	202,327
Software - 0.2%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	344,325	3,787,575
Dataminr, Inc. Series D (a)(c)(d)	442,241	8,800,596
Outset Medical, Inc.:
Series C (a)(c)(d)	382,862	1,190,701
Series D (c)(d)	373,580	1,161,834
Taboola.Com Ltd. Series E (a)(c)(d)	331,426	6,350,122
		21,290,828
TOTAL INFORMATION TECHNOLOGY		93,554,738
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (a)(c)(d)	202,849	259,647

TOTAL CONVERTIBLE PREFERRED STOCKS		219,634,519

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	444,000	4,607,763
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC:
Class A (a)(c)(d)	130,754	1,094,411
Class B (c)(d)	85,345	714,338
		1,808,749

TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,416,512

TOTAL PREFERRED STOCKS
(Cost $166,769,237)		226,051,031

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 1.97% (h)	41,825,875	41,834,240
Fidelity Securities Lending Cash Central Fund 1.98% (h)(i)	272,796,059	272,823,339
TOTAL MONEY MARKET FUNDS
(Cost $314,657,579)		314,657,579
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $6,271,773,324)		12,978,074,458
NET OTHER ASSETS (LIABILITIES) - (2.2)%		(285,284,436)
NET ASSETS - 100%		$12,692,790,022

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $317,729,794 or 2.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $65,321,110 or 0.5% of net assets.

 (g) Investment represents common shares and preferred shares.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16 - 4/3/17	$3,204,004
10X Genomics, Inc. Series D	4/10/18	$960,732
23andMe, Inc. Series F	8/31/17	$2,287,005
Adimab LLC	9/17/14 - 6/5/15	$11,583,995
Agbiome LLC Series C	6/29/18	$2,144,369
Altiostar Networks, Inc. Series A1	1/10/17	$933,105
Ant International Co. Ltd. Class C	5/16/18	$2,351,948
AppNexus, Inc. Series E (Escrow)	8/1/14	$4,200,051
Axcella Health, Inc. Series C	8/11/17	$1,124,736
BioNTech AG Series A	12/29/17	$5,518,798
Castle Creek Pharmaceuticals, LLC Class A-2 unit	9/29/16	$4,458,630
Cibus Global Ltd. Series C	2/16/18	$2,400,000
Cloudflare, Inc. Series D, 8.00%	11/5/14	$2,109,163
Clover Health Series D	6/7/17	$2,476,086
Codiak Biosciences, Inc. Series A 8.00%	11/12/15	$163,914
Codiak Biosciences, Inc. Series B 8.00%	11/12/15	$1,598,160
Codiak Biosciences, Inc. Series C, 8.00%	11/17/17	$2,455,331
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Fulcrum Therapeutics, Inc. Series B	8/24/18	$1,228,390
Generation Bio Series B	2/21/18	$2,050,859
Harmony Biosciences II, Inc. Series A	9/22/17	$2,550,636
Immunocore Ltd. Series A	7/27/15	$3,482,067
Intarcia Therapeutics, Inc. Series EE	9/2/16	$6,992,640
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	$0
JUUL Labs, Inc. Class A	7/6/18	$2,383,487
JUUL Labs, Inc. Series E	7/6/18	$1,191,654
Kaleido Biosciences, Inc. Series C,	3/16/18	$2,124,833
Lyft, Inc. Series I	6/27/18	$10,722,012
MOD Super Fast Pizza Holdings LLC Series 3 Preferred	11/3/16 - 12/14/17	$2,433,492
Moderna Therapeutics, Inc. Series B	4/13/17	$993,789
Moderna Therapeutics, Inc. Series C	4/13/17	$649,825
Moderna Therapeutics, Inc. Series E	12/18/14	$10,570,104
Moderna Therapeutics, Inc. Series F	8/10/16	$11,588,640
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
Nohla Therapeutics, Inc. Series B	5/1/18	$1,426,000
ORIC Pharmaceuticals, Inc. Series C	2/6/18	$950,001
Outset Medical, Inc. Series C	4/19/17	$992,187
Outset Medical, Inc. Series D	8/20/18	$1,161,834
Peloton Interactive, Inc. Series E	3/31/17	$4,202,996
Reddit, Inc. Series B	7/26/17	$538,544
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Shockwave Medical, Inc. Series C	9/27/17	$1,025,439
Space Exploration Technologies Corp. Class A	10/16/15 - 4/6/17	$12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Starry, Inc. Series B	12/1/16	$1,601,981
Starry, Inc. Series C	12/8/17	$1,234,575
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Topgolf International, Inc. Series F	11/10/17	$3,237,994
Tory Burch LLC	5/14/15	$17,704,966
Turn, Inc. (Escrow)	4/11/17	$123,537
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
Wheels Up Partners Holdings LLC Series B	9/18/15	$5,235,000
Wheels Up Partners Holdings LLC Series C	6/22/17	$2,092,241
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727
Yumanity Holdings LLC Class B	6/19/18	$714,338

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$646,398
Fidelity Securities Lending Cash Central Fund	2,258,045
Total	$2,904,443

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,827,969,343	$2,784,619,463	$2,880,177	$40,469,703
Consumer Staples	490,989,297	475,235,796	10,033,991	5,719,510
Energy	221,873,582	221,873,582	--	--
Financials	297,489,015	292,153,924	2,859,005	2,476,086
Health Care	2,334,656,705	2,176,608,856	28,096,485	129,951,364
Industrials	616,156,546	572,170,108	--	43,986,438
Information Technology	5,727,422,577	5,608,388,007	25,135,497	93,899,073
Materials	64,046,321	64,046,321	--	--
Real Estate	27,180,428	24,828,480	--	2,351,948
Telecommunication Services	55,633,065	55,373,418	--	259,647
Money Market Funds	314,657,579	314,657,579	--	--
Total Investments in Securities:	$12,978,074,458	$12,589,955,534	$69,005,155	$319,113,769

The following is a reconciliation of Investments in Securities and Derivative Instruments for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Health Care
Beginning Balance	$95,454,102
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	22,896,390
Cost of Purchases	14,031,665
Proceeds of Sales	(2,430,793)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$129,951,364
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$25,569,140
Equities - Other Investments in Securities
Beginning Balance	$150,274,375
Net Realized Gain (Loss) on Investment Securities	661,841
Net Unrealized Gain (Loss) on Investment Securities	30,817,773
Cost of Purchases	28,409,388
Proceeds of Sales	(32,096,151)
Amortization/Accretion	--
Transfers into Level 3	11,095,179
Transfers out of Level 3	--
Ending Balance	$189,162,405
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at August 31, 2018	$31,567,072

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$318,769,432	Market comparable	Enterprise value/Sales multiple (EV/S)	1.2 - 13.0 / 2.9	Increase
			Transaction price	$0.46 - $330.00 / $73.99	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	13.1	Increase
			Discount rate	24.0% - 76.0% / 59.1%	Decrease
			Discount for lack of marketability	10.0% - 15.0% / 14.3%	Decrease
			Premium rate	76.0%	Increase
			Converstion ratio	3.0	Increase
			Proxy premium	22.4% - 54.5% / 38.2%	Increase
			Liquidity preference	$14.90	Increase
		Market approach	Transaction price	$0.81 - $179.25 / $61.41	Increase
			Converstion ratio	1.6	Increase
		Discount cash flow	Discount rate	8.0%	Decrease
			Discount for lack of marketability	10.0%	Decrease
		Recovery value	Recovery value	0.0% - 1.0% / 0.7%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	October 29, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 29, 2018